united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21872

Mutual Fund Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1300 EAST NINTH STREET, CLEVELAND, OH 44114
(Name and address of agent for service)

Registrant’s telephone number, including area code:	866-447-4228

Date of fiscal year end:	3/31

Date of reporting period:	9/30/24

Item 1. Reports to Stockholders.

(a)

AlphaCentric Income Opportunities Fund

Class A Shares (IOFAX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Income Opportunities Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://alphacentricfunds.com/mutual-funds/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	2.11%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$303,588,432
Number of Portfolio Holdings	91
Advisory Fee (net of waivers)	$1,823,689
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	3.2%
Non-Agency Residential Mortgage Backed Securities	96.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

ABS
81.7%
CMO
14.6%
Money Market Funds
3.2%
Other Assets in Excess of Liabilities
0.5%

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	3.2%
CMO	14.6%
ABS	81.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Carrington Mortgage Loan Trust Series 2006-FRE1, 1.126%, 07/25/36	10.8%
CIT Mortgage Loan Trust 2007-1, 6.061%, 10/25/37	10.7%
Option One Mortgage Loan Trust 2007-CP1, –%, 03/25/37	4.7%
Towd Point Mortgage Trust 2019-4, 4.161%, 10/25/59	4.3%
Seasoned Credit Risk Transfer Trust Series 2018-3, 0.944%, 08/25/57	4.2%
Citigroup Mortgage Loan Trust 2007-AHL1, 4.535%, 12/25/36	3.6%
CIT Mortgage Loan Trust 2007-1, 5.567%, 10/25/37	3.5%
Carrington Mortgage Loan Trust Series 2007-RFC1, 4.178%, 12/25/36	3.4%
RAAC Series 2007-SP3 Trust, 7.642%, 09/25/47	3.0%
Nationstar Home Equity Loan Trust 2007-B, 4.479%, 04/25/37	2.6%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

AlphaCentric Income Opportunities Fund

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://alphacentricfunds.com/mutual-funds/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-IOFAX

AlphaCentric Income Opportunities Fund

Class C Shares (IOFCX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Income Opportunities Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://alphacentricfunds.com/mutual-funds/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$145	2.86%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$303,588,432
Number of Portfolio Holdings	91
Advisory Fee (net of waivers)	$1,823,689
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	3.2%
Non-Agency Residential Mortgage Backed Securities	96.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	3.2%
CMO	14.6%
ABS	81.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Carrington Mortgage Loan Trust Series 2006-FRE1, 1.126%, 07/25/36	10.8%
CIT Mortgage Loan Trust 2007-1, 6.061%, 10/25/37	10.7%
Option One Mortgage Loan Trust 2007-CP1, –%, 03/25/37	4.7%
Towd Point Mortgage Trust 2019-4, 4.161%, 10/25/59	4.3%
Seasoned Credit Risk Transfer Trust Series 2018-3, 0.944%, 08/25/57	4.2%
Citigroup Mortgage Loan Trust 2007-AHL1, 4.535%, 12/25/36	3.6%
CIT Mortgage Loan Trust 2007-1, 5.567%, 10/25/37	3.5%
Carrington Mortgage Loan Trust Series 2007-RFC1, 4.178%, 12/25/36	3.4%
RAAC Series 2007-SP3 Trust, 7.642%, 09/25/47	3.0%
Nationstar Home Equity Loan Trust 2007-B, 4.479%, 04/25/37	2.6%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

AlphaCentric Income Opportunities Fund

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://alphacentricfunds.com/mutual-funds/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-IOFCX

AlphaCentric Income Opportunities Fund

Class I Shares (IOFIX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Income Opportunities Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://alphacentricfunds.com/mutual-funds/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	1.86%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$303,588,432
Number of Portfolio Holdings	91
Advisory Fee (net of waivers)	$1,823,689
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	3.2%
Non-Agency Residential Mortgage Backed Securities	96.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	3.2%
CMO	14.6%
ABS	81.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Carrington Mortgage Loan Trust Series 2006-FRE1, 1.126%, 07/25/36	10.8%
CIT Mortgage Loan Trust 2007-1, 6.061%, 10/25/37	10.7%
Option One Mortgage Loan Trust 2007-CP1, –%, 03/25/37	4.7%
Towd Point Mortgage Trust 2019-4, 4.161%, 10/25/59	4.3%
Seasoned Credit Risk Transfer Trust Series 2018-3, 0.944%, 08/25/57	4.2%
Citigroup Mortgage Loan Trust 2007-AHL1, 4.535%, 12/25/36	3.6%
CIT Mortgage Loan Trust 2007-1, 5.567%, 10/25/37	3.5%
Carrington Mortgage Loan Trust Series 2007-RFC1, 4.178%, 12/25/36	3.4%
RAAC Series 2007-SP3 Trust, 7.642%, 09/25/47	3.0%
Nationstar Home Equity Loan Trust 2007-B, 4.479%, 04/25/37	2.6%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

AlphaCentric Income Opportunities Fund

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://alphacentricfunds.com/mutual-funds/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-IOFIX

AlphaCentric Life Sciences and Healthcare Fund

Class A Shares (LYFAX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Life Sciences and Healthcare Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://alphacentricfunds.com/mutual-funds/. You can also request this information by contacting us at 1-844-223-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	1.65%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$82,912,827
Number of Portfolio Holdings	68
Advisory Fee (net of waivers)	$392,050
Portfolio Turnover	80%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.1%
Money Market Funds	8.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Health Care
88.5%
Money Market Funds
8.8%
Industrials
1.5%
Other Assets in Excess of Liabilities
1.2%

Value	Value
Other Assets in Excess of Liabilities	1.2%
Industrials	1.5%
Money Market Funds	8.8%
Health Care	88.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	8.8%
Harmony Biosciences Holdings, Inc.	4.7%
Galapagos N.V.	3.8%
Merck & Company, Inc.	3.3%
Neurocrine Biosciences, Inc.	3.1%
Argenx S.E.	2.9%
Indivior plc	2.9%
BioMarin Pharmaceutical, Inc.	2.8%
Sarepta Therapeutics, Inc.	2.7%
Dynavax Technologies Corporation	2.7%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus dated August 1, 2024 or call us at 1-844-223-8637. Effective November 1, 2024, the Fund’s name changed to “AlphaCentric Life Sciences and Healthcare Fund”. Also effective November 1, 2024, Kennedy Capital Management LLC (“KCM”)  replaced LifeSci Fund Management LLC (“LifeSci”) as the sub-advisor of the Fund and Ryan Dunnegan, CPA and Portfolio Manager of KCM replaced Mark G. Charest as Portfolio Manager of the Fund.

AlphaCentric Life Sciences and Healthcare Fund

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://alphacentricfunds.com/mutual-funds/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-LYFAX

AlphaCentric Life Sciences and Healthcare Fund

Class C Shares (LYFCX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Life Sciences and Healthcare Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://alphacentricfunds.com/mutual-funds/. You can also request this information by contacting us at 1-844-223-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$125	2.40%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$82,912,827
Number of Portfolio Holdings	68
Advisory Fee (net of waivers)	$392,050
Portfolio Turnover	80%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.1%
Money Market Funds	8.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Industrials	1.5%
Money Market Funds	8.8%
Health Care	88.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	8.8%
Harmony Biosciences Holdings, Inc.	4.7%
Galapagos N.V.	3.8%
Merck & Company, Inc.	3.3%
Neurocrine Biosciences, Inc.	3.1%
Argenx S.E.	2.9%
Indivior plc	2.9%
BioMarin Pharmaceutical, Inc.	2.8%
Sarepta Therapeutics, Inc.	2.7%
Dynavax Technologies Corporation	2.7%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus dated August 1, 2024 or call us at 1-844-223-8637. Effective November 1, 2024, the Fund’s name changed to “AlphaCentric Life Sciences and Healthcare Fund”. Also effective November 1, 2024, Kennedy Capital Management LLC (“KCM”)  replaced LifeSci Fund Management LLC (“LifeSci”) as the sub-advisor of the Fund and Ryan Dunnegan, CPA and Portfolio Manager of KCM replaced Mark G. Charest as Portfolio Manager of the Fund.

AlphaCentric Life Sciences and Healthcare Fund

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://alphacentricfunds.com/mutual-funds/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-LYFCX

AlphaCentric Life Sciences and Healthcare Fund

Class I Shares (LYFIX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Life Sciences and Healthcare Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://alphacentricfunds.com/mutual-funds/. You can also request this information by contacting us at 1-844-223-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	1.40%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$82,912,827
Number of Portfolio Holdings	68
Advisory Fee (net of waivers)	$392,050
Portfolio Turnover	80%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.1%
Money Market Funds	8.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Industrials	1.5%
Money Market Funds	8.8%
Health Care	88.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	8.8%
Harmony Biosciences Holdings, Inc.	4.7%
Galapagos N.V.	3.8%
Merck & Company, Inc.	3.3%
Neurocrine Biosciences, Inc.	3.1%
Argenx S.E.	2.9%
Indivior plc	2.9%
BioMarin Pharmaceutical, Inc.	2.8%
Sarepta Therapeutics, Inc.	2.7%
Dynavax Technologies Corporation	2.7%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus dated August 1, 2024 or call us at 1-844-223-8637. Effective November 1, 2024, the Fund’s name changed to “AlphaCentric Life Sciences and Healthcare Fund”. Also effective November 1, 2024, Kennedy Capital Management LLC (“KCM”)  replaced LifeSci Fund Management LLC (“LifeSci”) as the sub-advisor of the Fund and Ryan Dunnegan, CPA and Portfolio Manager of KCM replaced Mark G. Charest as Portfolio Manager of the Fund.

AlphaCentric Life Sciences and Healthcare Fund

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://alphacentricfunds.com/mutual-funds/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-LYFIX

AlphaCentric Premium Opportunity Fund

Class A Shares (HMXAX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Premium Opportunity Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://alphacentricfunds.com/mutual-funds/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	2.24%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$62,328,951
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$509,860
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	27.9%
Purchased Options	8.5%
U.S. Government & Agencies	69.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
35.7%
Money Market
14.3%
Future Option
1.1%
Purchased Options
0.0%
Other Assets in Excess of Liabilities
48.9%

Value	Value
Other Assets in Excess of Liabilities	48.9%
Purchased Options	0.0%
Future Option	1.1%
Money Market	14.3%
U.S. Treasury Obligations	35.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 11/29/24	15.9%
United States Treasury Bill, 01/23/25	15.8%
First American Treasury Obligations Fund	7.4%
Fidelity Government Portfolio	6.9%
United States Treasury Note	4.0%
S&P500 Emini Option, 10/31/24 5800.0 Call	1.1%
S&P Emini 3rd Week, 11/15/24 5800.0 Call	1.0%
S&P500 Emini Option, 11/29/24 5900.0 Call	0.7%
S&P Emini 3rd Week, 10/18/24 5800.0 Call	0.4%
S&P Emini 3rd Week, 10/18/24 5825.0 Call	0.4%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

AlphaCentric Premium Opportunity Fund

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://alphacentricfunds.com/mutual-funds/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-HMXAX

AlphaCentric Premium Opportunity Fund

Class C Shares (HMXCX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Premium Opportunity Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://alphacentricfunds.com/mutual-funds/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	2.99%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$62,328,951
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$509,860
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	27.9%
Purchased Options	8.5%
U.S. Government & Agencies	69.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	48.9%
Purchased Options	0.0%
Future Option	1.1%
Money Market	14.3%
U.S. Treasury Obligations	35.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 11/29/24	15.9%
United States Treasury Bill, 01/23/25	15.8%
First American Treasury Obligations Fund	7.4%
Fidelity Government Portfolio	6.9%
United States Treasury Note	4.0%
S&P500 Emini Option, 10/31/24 5800.0 Call	1.1%
S&P Emini 3rd Week, 11/15/24 5800.0 Call	1.0%
S&P500 Emini Option, 11/29/24 5900.0 Call	0.7%
S&P Emini 3rd Week, 10/18/24 5800.0 Call	0.4%
S&P Emini 3rd Week, 10/18/24 5825.0 Call	0.4%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

AlphaCentric Premium Opportunity Fund

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://alphacentricfunds.com/mutual-funds/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-HMXCX

AlphaCentric Premium Opportunity Fund

Class I Shares (HMXIX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Premium Opportunity Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://alphacentricfunds.com/mutual-funds/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	1.99%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$62,328,951
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$509,860
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	27.9%
Purchased Options	8.5%
U.S. Government & Agencies	69.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	48.9%
Purchased Options	0.0%
Future Option	1.1%
Money Market	14.3%
U.S. Treasury Obligations	35.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 11/29/24	15.9%
United States Treasury Bill, 01/23/25	15.8%
First American Treasury Obligations Fund	7.4%
Fidelity Government Portfolio	6.9%
United States Treasury Note	4.0%
S&P500 Emini Option, 10/31/24 5800.0 Call	1.1%
S&P Emini 3rd Week, 11/15/24 5800.0 Call	1.0%
S&P500 Emini Option, 11/29/24 5900.0 Call	0.7%
S&P Emini 3rd Week, 10/18/24 5800.0 Call	0.4%
S&P Emini 3rd Week, 10/18/24 5825.0 Call	0.4%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

AlphaCentric Premium Opportunity Fund

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://alphacentricfunds.com/mutual-funds/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-HMXIX

AlphaCentric Robotics and Automation Fund

Class A Shares (GNXAX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Robotics and Automation Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://alphacentricfunds.com/mutual-funds/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	1.85%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$13,646,594
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$9,661
Portfolio Turnover	22%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	19.2%
Common Stocks	76.6%
Money Market Funds	4.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
48.6%
Money Market Funds
28.9%
Health Care
24.9%
Technology
21.3%
Liabilities in Excess of Other Assets
-23.7%

Value	Value
Liabilities in Excess of Other Assets	-23.7%
Technology	21.3%
Health Care	24.9%
Money Market Funds	28.9%
Industrials	48.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	23.7%
Stereotaxis, Inc.	9.0%
Keyence Corporation	7.0%
Infineon Technologies A.G.	6.4%
FANUC Corporation	5.3%
Doosan Robotics, Inc.	5.3%
First American Treasury Obligations Fund, Class X	5.2%
Kraken Robotics, Inc.	4.8%
PROCEPT BioRobotics Corporation	4.7%
Accuray, Inc.	4.6%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

AlphaCentric Robotics and Automation Fund

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://alphacentricfunds.com/mutual-funds/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-GNXAX

AlphaCentric Robotics and Automation Fund

Class C Shares (GNXCX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Robotics and Automation Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://alphacentricfunds.com/mutual-funds/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$128	2.60%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$13,646,594
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$9,661
Portfolio Turnover	22%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	19.2%
Common Stocks	76.6%
Money Market Funds	4.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-23.7%
Technology	21.3%
Health Care	24.9%
Money Market Funds	28.9%
Industrials	48.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	23.7%
Stereotaxis, Inc.	9.0%
Keyence Corporation	7.0%
Infineon Technologies A.G.	6.4%
FANUC Corporation	5.3%
Doosan Robotics, Inc.	5.3%
First American Treasury Obligations Fund, Class X	5.2%
Kraken Robotics, Inc.	4.8%
PROCEPT BioRobotics Corporation	4.7%
Accuray, Inc.	4.6%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

AlphaCentric Robotics and Automation Fund

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://alphacentricfunds.com/mutual-funds/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-GNXCX

AlphaCentric Robotics and Automation Fund

Class I Shares (GNXIX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Robotics and Automation Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://alphacentricfunds.com/mutual-funds/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	1.60%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$13,646,594
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$9,661
Portfolio Turnover	22%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	19.2%
Common Stocks	76.6%
Money Market Funds	4.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-23.7%
Technology	21.3%
Health Care	24.9%
Money Market Funds	28.9%
Industrials	48.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	23.7%
Stereotaxis, Inc.	9.0%
Keyence Corporation	7.0%
Infineon Technologies A.G.	6.4%
FANUC Corporation	5.3%
Doosan Robotics, Inc.	5.3%
First American Treasury Obligations Fund, Class X	5.2%
Kraken Robotics, Inc.	4.8%
PROCEPT BioRobotics Corporation	4.7%
Accuray, Inc.	4.6%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

AlphaCentric Robotics and Automation Fund

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://alphacentricfunds.com/mutual-funds/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-GNXIX

AlphaCentric Real Income Fund

Class A Shares (SIIAX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Real Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://alphacentricfunds.com/mutual-funds/. You can also request this information by contacting us at 1-844-223-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	1.74%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$59,181,192
Number of Portfolio Holdings	82
Advisory Fee (net of waivers)	$251,872
Portfolio Turnover	9%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	12.0%
Collateralized Mortgage Obligations	0.4%
Common Stocks	8.5%
Convertible Bonds	3.6%
Corporate Bonds	4.2%
Money Market Funds	21.0%
Preferred Stocks	15.3%
Reit	32.9%
U.S. Government & Agencies	2.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
61.1%
Money Market Funds
20.8%
CMBS
9.1%
Real Estate
3.0%
Mbs Passthrough
2.1%
CLO
1.8%
ABS
0.7%
CMO
0.7%
Other Assets in Excess of Liabilities
0.7%

Value	Value
Other Assets in Excess of Liabilities	0.7%
CMO	0.7%
ABS	0.7%
CLO	1.8%
Mbs Passthrough	2.1%
Real Estate	3.0%
CMBS	9.1%
Money Market Funds	20.8%
Financials	61.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	20.8%
Rithm Capital Corporation	7.3%
Ellington Financial, Inc.	4.4%
MGIC Investment Corporation	4.3%
Dynex Capital, Inc.	3.9%
Redwood Trust, Inc.	3.8%
MFA Financial, Inc.	3.6%
AG Mortgage Investment Trust, Inc.	2.7%
PHH Mortgage Corporation	2.7%
Enact Holdings, Inc.	2.6%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus dated August 1, 2024 or call us at 1-844-223-8637. Effective November 1, 2024, the Fund’s name changed to “AlphaCentric Real Income Fund”. Also effective November 1, 2024, CrossingBridge Advisors, LLC (“CrossingBridge”) replaced Goshen Rock Capital, LLC (“GRC”) as the sub-advisor of the Fund. David K. Sherman, Founder and Chief Investment Officer of CrossingBridge, T. Kirk Whitney, CFA and Assistant Portfolio Manager of CrossingBridge, and Spencer Rolfe, Assistant Portfolio Manager of CrossingBridge, replaced David Gregory and Alex Cigolle, CFA, as Portfolio Managers of the Fund.

AlphaCentric Real Income Fund

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://alphacentricfunds.com/mutual-funds/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-SIIAX

AlphaCentric Real Income Fund

Class C Shares (SIICX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Real Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://alphacentricfunds.com/mutual-funds/. You can also request this information by contacting us at 1-844-223-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$130	2.49%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$59,181,192
Number of Portfolio Holdings	82
Advisory Fee (net of waivers)	$251,872
Portfolio Turnover	9%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	12.0%
Collateralized Mortgage Obligations	0.4%
Common Stocks	8.5%
Convertible Bonds	3.6%
Corporate Bonds	4.2%
Money Market Funds	21.0%
Preferred Stocks	15.3%
Reit	32.9%
U.S. Government & Agencies	2.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
CMO	0.7%
ABS	0.7%
CLO	1.8%
Mbs Passthrough	2.1%
Real Estate	3.0%
CMBS	9.1%
Money Market Funds	20.8%
Financials	61.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	20.8%
Rithm Capital Corporation	7.3%
Ellington Financial, Inc.	4.4%
MGIC Investment Corporation	4.3%
Dynex Capital, Inc.	3.9%
Redwood Trust, Inc.	3.8%
MFA Financial, Inc.	3.6%
AG Mortgage Investment Trust, Inc.	2.7%
PHH Mortgage Corporation	2.7%
Enact Holdings, Inc.	2.6%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus dated August 1, 2024 or call us at 1-844-223-8637. Effective November 1, 2024, the Fund’s name changed to “AlphaCentric Real Income Fund”. Also effective November 1, 2024, CrossingBridge Advisors, LLC (“CrossingBridge”) replaced Goshen Rock Capital, LLC (“GRC”) as the sub-advisor of the Fund. David K. Sherman, Founder and Chief Investment Officer of CrossingBridge, T. Kirk Whitney, CFA and Assistant Portfolio Manager of CrossingBridge, and Spencer Rolfe, Assistant Portfolio Manager of CrossingBridge, replaced David Gregory and Alex Cigolle, CFA, as Portfolio Managers of the Fund.

AlphaCentric Real Income Fund

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://alphacentricfunds.com/mutual-funds/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-SIICX

AlphaCentric Real Income Fund

Class I Shares (SIIIX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Real Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://alphacentricfunds.com/mutual-funds/. You can also request this information by contacting us at 1-844-223-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	1.49%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$59,181,192
Number of Portfolio Holdings	82
Advisory Fee (net of waivers)	$251,872
Portfolio Turnover	9%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	12.0%
Collateralized Mortgage Obligations	0.4%
Common Stocks	8.5%
Convertible Bonds	3.6%
Corporate Bonds	4.2%
Money Market Funds	21.0%
Preferred Stocks	15.3%
Reit	32.9%
U.S. Government & Agencies	2.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
CMO	0.7%
ABS	0.7%
CLO	1.8%
Mbs Passthrough	2.1%
Real Estate	3.0%
CMBS	9.1%
Money Market Funds	20.8%
Financials	61.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	20.8%
Rithm Capital Corporation	7.3%
Ellington Financial, Inc.	4.4%
MGIC Investment Corporation	4.3%
Dynex Capital, Inc.	3.9%
Redwood Trust, Inc.	3.8%
MFA Financial, Inc.	3.6%
AG Mortgage Investment Trust, Inc.	2.7%
PHH Mortgage Corporation	2.7%
Enact Holdings, Inc.	2.6%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus dated August 1, 2024 or call us at 1-844-223-8637. Effective November 1, 2024, the Fund’s name changed to “AlphaCentric Real Income Fund”. Also effective November 1, 2024, CrossingBridge Advisors, LLC (“CrossingBridge”) replaced Goshen Rock Capital, LLC (“GRC”) as the sub-advisor of the Fund. David K. Sherman, Founder and Chief Investment Officer of CrossingBridge, T. Kirk Whitney, CFA and Assistant Portfolio Manager of CrossingBridge, and Spencer Rolfe, Assistant Portfolio Manager of CrossingBridge, replaced David Gregory and Alex Cigolle, CFA, as Portfolio Managers of the Fund.

AlphaCentric Real Income Fund

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://alphacentricfunds.com/mutual-funds/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-SIIIX

AlphaCentric Symmetry Strategy Fund

Class A Shares (SYMAX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Symmetry Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://alphacentricfunds.com/mutual-funds/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	1.85%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$40,878,273
Number of Portfolio Holdings	241
Advisory Fee (net of waivers)	$196,465
Portfolio Turnover	130%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	32.5%
Exchange-Traded Funds	38.1%
Money Market Funds	10.8%
U.S. Government & Agencies	18.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
23.1%
U.S. Treasury Obligations
17.1%
Fixed Income
11.7%
Financials
10.7%
Money Market Funds
9.9%
Industrials
5.6%
Consumer Discretionary
4.0%
Technology
2.5%
Health Care
2.3%
Communications
1.4%
Energy
1.4%
Consumer Staples
1.1%
Materials
0.9%
Liabilities in Excess of Other Assets
8.3%

Value	Value
Liabilities in Excess of Other Assets	8.3%
Materials	0.9%
Consumer Staples	1.1%
Energy	1.4%
Communications	1.4%
Health Care	2.3%
Technology	2.5%
Consumer Discretionary	4.0%
Industrials	5.6%
Money Market Funds	9.9%
Financials	10.7%
Fixed Income	11.7%
U.S. Treasury Obligations	17.1%
Equity	23.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	9.9%
Invesco QQQ Trust Series 1	5.0%
Invesco Nasdaq 100 ETF	5.0%
United States Treasury Bill	4.9%
United States Treasury Bill	4.9%
United States Treasury Bill	4.9%
United States Treasury Bill	2.4%
Hartford Financial Services Group, Inc. (The)	1.3%
iShares MSCI Australia ETF	1.3%
JPMorgan BetaBuilders Japan ETF	1.2%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

AlphaCentric Symmetry Strategy Fund

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://alphacentricfunds.com/mutual-funds/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-SYMAX

AlphaCentric Symmetry Strategy Fund

Class C Shares (SYMCX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Symmetry Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://alphacentricfunds.com/mutual-funds/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$132	2.60%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$40,878,273
Number of Portfolio Holdings	241
Advisory Fee (net of waivers)	$196,465
Portfolio Turnover	130%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	32.5%
Exchange-Traded Funds	38.1%
Money Market Funds	10.8%
U.S. Government & Agencies	18.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	8.3%
Materials	0.9%
Consumer Staples	1.1%
Energy	1.4%
Communications	1.4%
Health Care	2.3%
Technology	2.5%
Consumer Discretionary	4.0%
Industrials	5.6%
Money Market Funds	9.9%
Financials	10.7%
Fixed Income	11.7%
U.S. Treasury Obligations	17.1%
Equity	23.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	9.9%
Invesco QQQ Trust Series 1	5.0%
Invesco Nasdaq 100 ETF	5.0%
United States Treasury Bill	4.9%
United States Treasury Bill	4.9%
United States Treasury Bill	4.9%
United States Treasury Bill	2.4%
Hartford Financial Services Group, Inc. (The)	1.3%
iShares MSCI Australia ETF	1.3%
JPMorgan BetaBuilders Japan ETF	1.2%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

AlphaCentric Symmetry Strategy Fund

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://alphacentricfunds.com/mutual-funds/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-SYMCX

AlphaCentric Symmetry Strategy Fund

Class I Shares (SYMIX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about AlphaCentric Symmetry Strategy Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://alphacentricfunds.com/mutual-funds/. You can also request this information by contacting us at 1-844-223-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	1.60%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$40,878,273
Number of Portfolio Holdings	241
Advisory Fee (net of waivers)	$196,465
Portfolio Turnover	130%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	32.5%
Exchange-Traded Funds	38.1%
Money Market Funds	10.8%
U.S. Government & Agencies	18.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	8.3%
Materials	0.9%
Consumer Staples	1.1%
Energy	1.4%
Communications	1.4%
Health Care	2.3%
Technology	2.5%
Consumer Discretionary	4.0%
Industrials	5.6%
Money Market Funds	9.9%
Financials	10.7%
Fixed Income	11.7%
U.S. Treasury Obligations	17.1%
Equity	23.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	9.9%
Invesco QQQ Trust Series 1	5.0%
Invesco Nasdaq 100 ETF	5.0%
United States Treasury Bill	4.9%
United States Treasury Bill	4.9%
United States Treasury Bill	4.9%
United States Treasury Bill	2.4%
Hartford Financial Services Group, Inc. (The)	1.3%
iShares MSCI Australia ETF	1.3%
JPMorgan BetaBuilders Japan ETF	1.2%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

AlphaCentric Symmetry Strategy Fund

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://alphacentricfunds.com/mutual-funds/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-SYMIX

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual Financial Statements

AlphaCentric Income Opportunities Fund

Class A: IOFAX   Class C: IOFCX   Class I: IOFIX

AlphaCentric Premium Opportunity Fund

Class A: HMXAX   Class C: HMXCX   Class I: HMXIX

AlphaCentric Robotics and Automation Fund

Class A: GNXAX   Class C: GNXCX   Class I: GNXIX

AlphaCentric Symmetry Strategy Fund

Class A: SYMAX   Class C: SYMCX   Class I: SYMIX

AlphaCentric Life Science and Healthcare Fund

(formerly known as AlphaCentric LifeSci Healthcare Fund)

Class A: LYFAX   Class C: LYFCX   Class I: LYFIX

AlphaCentric Real Income Fund

(formerly known as AlphaCentric Strategic Income Fund)

Class A: SIIAX   Class C: SIICX   Class I: SIIIX

September 30, 2024

AlphaCentric Advisors LLC

53 Palmeras Street, Suite 601

San Juan, PR 00901

1-844-223-8637

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 96.3%
1,290,228	ABFS Mortgage Loan Trust 2003-2 Series 2003-2 B(a),(b)		6.1760	04/25/34	$659,219
39,963	ACE Securities Corp Home Equity Loan Trust Series Series 2004-FM2 M3(c)	TSFR1M + 2.139%	0.0001	06/25/34	33,654
315,832	ACE Securities Corp Home Equity Loan Trust Series Series 2004-RM2 M4(c)	TSFR1M + 1.434%	3.4940	01/25/35	312,917
4,535,817	ACE Securities Corp Home Equity Loan Trust Series Series 2005-HE2 M7(c)	TSFR1M + 1.959%	1.2910	04/25/35	3,182,024
4,883,482	ACE Securities Corp Home Equity Loan Trust Series Series 2006-ASP4 M1(c)	TSFR1M + 0.549%	3.1300	08/25/36	4,606,211
5,784,808	Adjustable Rate Mortgage Trust 2005-2 Series 2005-2 6M3(c)	TSFR1M + 1.464%	2.5670	06/25/35	4,569,476
41,982	Adjustable Rate Mortgage Trust 2005-3 Series 2005-3 1A2(b)		4.5930	07/25/35	39,377
1,286,219	Alternative Loan Trust 2006-OA22 Series 2006-OA22 A3(c)	TSFR1M + 0.594%	4.4990	02/25/47	1,084,140
4,124,922	American Home Mortgage Investment Trust 2006-1 Series 2006-1 1A2(c)	TSFR1M + 0.494%	5.7720	03/25/46	3,564,014
1,037,239	Ameriquest Mort Sec Inc Ass Bk Pas Thr Certs Ser Series 2002-2 M4(c)	TSFR1M + 3.414%	4.4570	08/25/32	937,093
1,296,315	Ameriquest Mortgage Securities Asset-Backed Series 2005-R10 M7(c)	TSFR1M + 2.289%	0.0001	01/25/36	1,926,127
2,788	Amresco Residential Securities Corp Mort Loan Series 1999-1 M2(c)	TSFR1M + 1.464%	0.0001	11/25/29	2,534
2,369,765	Banc of America Mortgage 2004-K Trust Series 2004-K B1(b)		5.2990	12/25/34	1,928,697
1,290,333	Bear Stearns ALT-A Trust 2004-11 Series 2004-11 1M2(c)	TSFR1M + 1.689%	4.9610	11/25/34	1,213,933
9,804	Bear Stearns ARM Trust 2003-8 Series 2003-8 1A2(b)		6.2490	01/25/34	9,248
162,664	Bear Stearns ARM Trust 2004-7 Series 2004-7 1A1(b)		0.0001	10/25/34	125,605
1,753,617	Bear Stearns Asset Backed Securities I Trust Series 2007-HE7 M2(c)	TSFR1M + 1.864%	4.3140	10/25/37	1,655,185
45,368,500	Carrington Mortgage Loan Trust Series 2006-FRE1 Series 2006-FRE1 M1(c)	TSFR1M + 0.414%	1.1260	07/25/36	32,643,780
8,846,246	Carrington Mortgage Loan Trust Series 2006-NC4 Series 2006-NC4 M1(c)	TSFR1M + 0.414%	3.8100	10/25/36	5,648,594
14,438,454	Carrington Mortgage Loan Trust Series 2007-RFC1 Series 2007-RFC1 M1(c)	TSFR1M + 0.374%	4.1780	12/25/36	10,451,833
58,269	Centex Home Equity Loan Trust 2004-B Series 2004-B M7(c)	TSFR1M + 2.439%	5.7840	03/25/34	2,553
14,454,834	CIT Mortgage Loan Trust 2007-1 Series 2007-1 2M3(a),(c)	TSFR1M + 1.864%	5.5670	10/25/37	10,565,141
42,560,754	CIT Mortgage Loan Trust 2007-1 Series 2007-1 1M3(a),(c)	TSFR1M + 1.864%	6.0610	10/25/37	32,456,772
4,771,429	Citigroup Mortgage Loan Trust 2006-WMC1 Series 2006-WMC1 M2(c)	TSFR1M + 0.729%	3.8750	12/25/35	3,445,229
10,937,923	Citigroup Mortgage Loan Trust 2007-AHL1 Series 2007-AHL1 M2(c)	TSFR1M + 0.519%	4.5350	12/25/36	10,869,611
541,772	Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 M8(c)	TSFR1M + 2.049%	0.0001	02/25/35	458,337
3,701,057	Countrywide Asset-Backed Certificates Series 2007-BC2 M1(c)	TSFR1M + 0.454%	4.4670	06/25/37	2,242,655
4,008,172	Countrywide Asset-Backed Certificates Series 2007-2 M1(c)	TSFR1M + 0.334%	0.0001	08/25/37	3,567,489
1,324,066	Credit Suisse First Boston Mortgage Securities Series 2001-HE22 M1(c)	TSFR1M + 1.614%	5.5140	02/25/32	2,254,829
3,645,987	Credit-Based Asset Servicing and Securitization, Series 2007-SP2 M7(a),(d)		3.8410	03/25/46	1,299,711
1,395,018	Delta Funding Home Equity Loan Trust 1997-3 Series 1997-3 B1F		7.6500	10/25/28	1,327,274
1,188,267	Delta Funding Home Equity Loan Trust 1998-1 Series 1998-1 M1F(c)	TSFR1M + 0.939%	0.0001	05/25/30	1,073,232
856,347	Delta Funding Home Equity Loan Trust 1999-1 Series 1999-1 B(b)		4.3420	03/15/28	779,513
1,722,206	Delta Funding Home Equity Loan Trust 1999-2 Series 1999-2 M1		2.8660	08/15/30	1,417,140
5,666,067	EMC Mortgage Loan Trust 2005-B Series 2005-B M2(a),(c)	TSFR1M + 2.364%	4.8330	04/25/42	5,628,036

See accompanying notes to financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 96.3% (Continued)
1,997,012	First Franklin Mortgage Loan Trust 2006-FF7 Series 2006-FF7 M1(c)	TSFR1M + 0.489%	0.0001	05/25/36	$1,735,666
8,315,722	First Franklin Mortgage Loan Trust 2006-FF9 Series 2006-FF9 M1(c)	TSFR1M + 0.489%	5.0220	06/25/36	6,756,664
1,975,222	Fremont Home Loan Trust 2004-3 Series 2004-3 M5(c)	TSFR1M + 1.989%	0.0001	11/25/34	1,343,654
7,110	GSR Mortgage Loan Trust 2005-7F Series 2005-7F 3A1(c)	TSFR1M + 0.614%	5.8920	09/25/35	6,974
940,308	GSRPM Mortgage Loan Trust Series 2004-1 Series 2004-1 B2(a),(c)	TSFR1M + 5.364%	2.9380	09/25/42	881,329
1,149,872	HarborView Mortgage Loan Trust 2006-12 Series 2006-12 2A2B(c)	TSFR1M + 0.614%	3.4780	01/19/38	1,717,685
18,650	IndyMac INDX Mortgage Loan Trust 2004-AR6 Series 2004-AR6 6A2(b)		5.8740	10/25/34	17,370
1,009,939	IXIS Real Estate Capital Trust 2005-HE2 Series 2005-HE2 M6(c)	TSFR1M + 1.149%	6.4270	09/25/35	1,262,151
274,865	MAFI II Remic Trust 1998-A Series 1998-AX B2		6.0000	02/20/27	247,408
295,776	MASTR Alternative Loan Trust 2002-2 Series 2002-2 B3(b)		7.1420	10/25/32	3
1,497,751	Mastr Asset Backed Securities Trust 2004-HE1 Series 2004-HE1 M10(c)	TSFR1M + 5.364%	0.0001	09/25/34	1,289,547
4,790,954	Mastr Asset Backed Securities Trust 2007-HE1 Series 2007-HE1 M1(c)	TSFR1M + 0.414%	3.1800	05/25/37	4,052,005
1,462,000	Mastr Specialized Loan Trust Series 2005-3 M2(a),(c)	TSFR1M + 1.989%	3.6960	11/25/35	1,015,082
6,128,255	Mastr Specialized Loan Trust Series 2006-1 M2(a),(c)	TSFR1M + 2.514%	3.3850	01/25/36	4,295,892
13,370	Merrill Lynch Mortgage Investors Trust MLMI Series Series 2003-A1 2A(c)	TSFR12M + 2.340%	6.6250	12/25/32	13,344
42,101	Merrill Lynch Mortgage Investors Trust MLMI Series Series 2003-A2 2A2(c)	TSFR6M + 1.928%	6.9960	02/25/33	40,290
186,782	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2005-A B2(c)	TSFR1M + 1.119%	6.3970	03/25/30	137,311
2,879,193	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2006-1 M1(b)		1.4970	02/25/36	2,133,091
3,179,059	Mill City Mortgage Loan Trust 2018-3 Series 3 B6(a),(b)		1.2210	08/25/58	1,525,948
7,043,983	Mill City Mortgage Loan Trust 2018-3 Series 3 B3(a),(b)		3.2500	08/25/58	4,467,377
3,522,491	Mill City Mortgage Loan Trust 2018-3 Series 3 B5(a),(b)		3.6960	08/25/58	1,827,950
7,464,280	Mill City Mortgage Loan Trust 2018-4 Series 4 B5(a),(b)		3.0700	04/25/66	4,168,690
317,872	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC3 Series 2004-WMC3 M6(c)	TSFR1M + 1.764%	3.5370	01/25/35	402,132
5,792,397	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC5 Series 2005-WMC5 B1(c)	TSFR1M + 1.914%	0.6000	06/25/35	4,620,493
4,668,895	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6 Series 2007-HE6 M1(c)	TSFR1M + 0.374%	0.0001	05/25/37	5,932,163
34,853	Morgan Stanley Mortgage Loan Trust 2004-7AR Series 2004-7AR 2A7(b)		6.2080	09/25/34	34,418
6,852,005	Nationstar Home Equity Loan Trust 2007-B Series 2007-B M2(c)	TSFR1M + 0.584%	4.4790	04/25/37	7,882,733
3,710,983	New Century Home Equity Loan Trust 2006-2 Series 2006-2 M1(c)	TSFR1M + 0.579%	0.0001	08/25/36	3,068,459
16,451	Nomura Asset Acceptance Corp Alternative Loan Series 2003-A1 A5		7.0000	04/25/33	16,739
4,061	Nomura Asset Acceptance Corp Alternative Loan Series 2003-A1 A2		6.0000	05/25/33	4,085
3,126,335	NovaStar Mortgage Funding Trust Series 2003-1 Series 2003-1 M2(c)	TSFR1M + 3.114%	3.6100	05/25/33	2,681,014
3,000,925	Option One Mortgage Loan Trust 2005-5 Series 2005-5 M4(c)	TSFR1M + 0.984%	3.6120	12/25/35	2,553,774
15,091,440	Option One Mortgage Loan Trust 2007-CP1 Series 2007-CP1 M1(c)	TSFR1M + 0.414%	0.0001	03/25/37	14,186,597
3,611,830	Park Place Securities Inc Asset-Backed Series 2004-WHQ2 M7(c)	TSFR1M + 2.739%	2.5640	02/25/35	2,273,649
3,986,611	RAAC Series 2006-RP2 Trust Series 2006-RP2 M2(a),(c)	TSFR1M + 1.364%	6.6420	02/25/37	3,518,084

See accompanying notes to financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 96.3% (Continued)
12,745,036	RAAC Series 2007-SP3 Trust Series 2007-SP3 M1(c)	TSFR1M + 2.364%	7.6420	09/25/47	$9,036,179
2,988,458	RASC Series 2006-EMX1 Trust Series 2006-EMX1 M3(c)	TSFR1M + 0.584%	0.0001	01/25/36	2,203,807
316,541	Renaissance Home Equity Loan Trust 2003-2 Series 2003-2 M2F(d)		3.8420	08/25/33	260,249
7,003,670	Renaissance Home Equity Loan Trust 2005-1 Series 2005-1 M2(d)		5.9050	05/25/35	795,594
5,783,013	Renaissance Home Equity Loan Trust 2005-2 Series 2005-2 M2(d)		5.6010	08/25/35	1,329,590
107,303	SASCO Mortgage Loan Trust 2003-GEL1 Series 2003-GEL1 M3(c)	TSFR1M + 4.614%	9.8920	10/25/33	101,370
4,790,187	Saxon Asset Securities Trust 2007-3 Series 2007-3 1M2(c)	TSFR1M + 1.014%	0.5720	09/25/47	5,166,021
35,084,212	Seasoned Credit Risk Transfer Trust Series 2018-3 Series 3 BX(b)		0.9440	08/25/57	12,780,131
7,050,472	Sequoia Mortgage Trust 2004-10 Series 2004-10 XA(b)		0.0001	11/20/34	71
494,327	Sequoia Mortgage Trust 2004-10 Series 2004-10 B1(c)	TSFR1M + 0.864%	6.0650	11/20/34	296,956
372,690	Soundview Home Loan Trust 2005-A Series 2005-A M6(c)	TSFR1M + 1.464%	5.2510	04/25/35	373,800
5,321,456	Soundview Home Loan Trust 2005-OPT1 Series 2005-OPT1 M5(c)	TSFR1M + 1.164%	3.7530	06/25/35	3,932,048
2,250,659	Structured Asset Investment Loan Trust 2005-HE3 Series 2005-HE3 M3(c)	TSFR1M + 0.909%	0.0001	09/25/35	1,649,447
93,742	Structured Asset Mortgage Investments II Trust Series 2004-AR5 1A2(b)		4.5900	10/19/34	81,397
673,393	Structured Asset Mortgage Investments Trust Series 2002-AR4 A2(c)	TSFR1M + 0.939%	6.2810	02/19/33	566,139
2,323,000	Towd Point Mortgage Trust 2018-5 Series 5 B4(a),(b)		3.4740	07/25/58	1,474,015
16,964,000	Towd Point Mortgage Trust 2019-4(a),(b)		4.1610	10/25/59	13,156,055
757,000	Truman Capital Mortgage Loan Trust Series 2005-1 M3(a),(c)	TSFR1M + 5.364%	4.1970	03/25/37	699,214
383,030	WaMu Mortgage Pass-Through Certificates Series Series 2003-AR10 B2(b)		0.0001	10/25/33	288,125
104,292	WaMu Mortgage Pass-Through Certificates Series Series 2002-AR17 2B1(c)	COF 11 + 1.250%	0.0001	11/25/42	97,265
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $225,927,621)				292,378,427

See accompanying notes to financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT - 3.2%
	MONEY MARKET FUND - 3.2%
9,598,845	First American Treasury Obligations Fund, Class X, 4.81% (Cost $9,598,845)(e)	$9,598,845

	TOTAL INVESTMENTS - 99.5% (Cost $235,526,466)	$301,977,272
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	1,611,160
	NET ASSETS - 100.0%	$303,588,432

REMIC	- Real Estate Mortgage Investment Conduit

COF 11	- Cost of Funds for the 11th District of San Francisco

TSFR12M	- Term Secured Overnight Financing Rate (SOFR) 1 month

TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 6 month

TSFR6M	- Term Secured Overnight Financing Rate (SOFR) 12 month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024 the total market value of 144A securities is $87,638,515 or 28.9% of net assets.

(b)	Variable rate security; the rate shown represents the rate on September 30, 2024.

(c)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at September 30, 2024.

(e)	Rate disclosed is the seven day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 35.7%

	U.S. TREASURY BILLS — 31.7%
10,000,000	United States Treasury Bill(a)	4.6900	11/29/24	$9,923,528
10,000,000	United States Treasury Bill(a)	4.5000	01/23/25	9,860,324
				19,783,852

		Coupon Rate
		(%)
	U.S. TREASURY NOTES — 4.0%
2,500,000	United States Treasury Note	2.8750	06/15/25	2,477,534

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $22,239,484)			22,261,386

Shares				Fair Value
	SHORT-TERM INVESTMENTS - 14.3%
	MONEY MARKET FUNDS – 14.3%
4,286,861	Fidelity Government Portfolio, Institutional Class, 4.84%(b)			4,286,861
4,610,315	First American Treasury Obligations Fund, Class X, 4.81%(b)			4,610,315
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,897,176)			8,897,176

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 0.1%
	CALL OPTIONS PURCHASED - 0.1%
200	Chicago Board Options Exchange VIX (h)	IB	10/16/2024	$45	$900,000	$3,922
200	Chicago Board Options Exchange VIX (h)	IB	11/20/2024	25	500,000	26,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $35,377)					29,922

	PUT OPTIONS PURCHASED - 0.0%(e)
200	Chicago Board Options Exchange VIX (h)	IB	10/16/2024	$16	$320,000	$2,200
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,791)

	TOTAL INDEX OPTIONS PURCHASED (Cost - $40,168)					$32,122

Contracts(d)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 4.3%
	CALL OPTIONS PURCHASED – 3.9%
65	S&P Emini 3rd Week	SXM	10/18/2024	$5,800	$18,850,000	$239,687
75	S&P Emini 3rd Week	SXM	10/18/2024	5,825	21,843,750	219,375
20	S&P Emini 3rd Week	SXM	10/18/2024	5,900	5,900,000	26,750
100	S&P Emini 3rd Week	SXM	11/15/2024	5,800	29,000,000	648,750
50	S&P Emini 3rd Week	SXM	11/15/2024	6,000	15,000,000	94,375
150	S&P500 Emini Option	SXM	10/31/2024	5,800	43,500,000	691,875
100	S&P500 Emini Option	SXM	11/29/2024	5,900	29,500,000	436,250

See accompanying notes to financial statements.

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Contracts(d)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 4.3% (Continued)
	CALL OPTIONS PURCHASED – 3.9% (Continued)
15	S&P500 Emini Option	SXM	12/31/2024	$6,000	$4,500,000	$69,188
10	S&P500 Emini Option	SXM	12/31/2024	6,200	3,100,000	15,125
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,080,450)					2,441,375

	PUT OPTIONS PURCHASED - 0.4%
151	Emini SP M Week Option	SXM	10/07/2024	$5,425	$40,958,750	$7,550
250	S&P Emini 1st Week	SXM	10/04/2024	5,350	66,875,000	5,000
50	S&P Emini 3rd Week	SXM	11/15/2024	5,150	12,875,000	45,625
102	S&P Emini Thurs Week	SXM	10/03/2024	5,450	27,795,000	1,530
60	S&P Emini Tues Week	SXM	10/01/2024	4,550	13,650,000	150
50	S&P Emini Tues Week	SXM	10/01/2024	4,600	11,500,000	125
110	S&P Emini Tues Week	SXM	10/01/2024	5,225	28,737,500	550
1	S&P500 Emini Option	SXM	12/20/2024	5,425	271,250	3,238
50	S&P500 Emini Option	SXM	12/31/2024	5,475	13,687,500	179,375
	TOTAL PUT OPTIONS PURCHASED (Cost - $275,522)					243,143

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $1,355,972)					2,684,518

	TOTAL INVESTMENTS - 54.4% (Cost $32,532,800)					$33,875,202
	CALL OPTIONS WRITTEN - (3.0)% (Proceeds received - $1,000,753)					(1,872,184)
	PUT OPTIONS WRITTEN - (0.2)% (Proceeds received - $131,097)					(102,745)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 48.8%					30,428,678
	NET ASSETS - 100.0%					$62,328,951

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS WRITTEN - (0.0)% (f)
	CALL OPTIONS WRITTEN - (0.0)%(f)
200	Chicago Board Options Exchange VIX (h)	IB	10/16/2024	$25	$500,000	$11,146
200	Chicago Board Options Exchange VIX (h)	IB	11/20/2024	45	900,000	9,400
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $24,050)					20,546

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $24,050)					$20,546

Contracts(d)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS WRITTEN - (3.2)%
	CALL OPTIONS WRITTEN - (3.0)%
150	Emini SP M Week Option	SXM	10/07/2024	$5,985	$44,887,500	$4,500
200	Emini SP W Week Option	SXM	10/02/2024	5,935	59,350,000	1,000
150	S&P Emini 1st Week	SXM	10/04/2024	5,975	44,812,500	2,625
150	S&P Emini 3rd Week	SXM	10/18/2024	5,950	44,625,000	99,375
115	S&P Emini 3rd Week	SXM	10/18/2024	6,000	34,500,000	33,925
165	S&P Emini 3rd Week	SXM	11/15/2024	5,900	48,675,000	620,813
10	S&P Emini Thurs Week	SXM	10/03/2024	5,965	2,982,500	75
100	S&P Emini Tues Week	SXM	10/01/2024	5,935	29,675,000	250
225	S&P500 Emini Option	SXM	10/31/2024	5,900	66,375,000	444,375

See accompanying notes to financial statements.

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Contracts(d)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS WRITTEN - (3.2)% (Continued)
	CALL OPTIONS WRITTEN - (3.0)% (Continued)
190	S&P500 Emini Option	SXM	11/29/2024	$6,025	$57,237,500	$380,000
1	S&P500 Emini Option	SXM	12/20/2024	6,000	300,000	3,200
50	S&P500 Emini Option	SXM	12/31/2024	6,050	15,125,000	179,375
30	S&P500 Emini Option	SXM	12/31/2024	6,100	9,150,000	82,125
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $976,703)					1,851,638

	PUT OPTIONS WRITTEN - (0.2)%
302	Emini SP M Week Option	SXM	10/07/2024	$5,225	$78,897,500	$9,815
200	Emini SP W Week Option	SXM	10/02/2024	4,900	49,000,000	1,000
500	S&P Emini 1st Week	SXM	10/04/2024	5,100	127,500,000	7,500
100	S&P Emini 3rd Week	SXM	11/15/2024	4,750	23,750,000	40,750
204	S&P Emini Thurs Week	SXM	10/03/2024	5,150	52,530,000	1,530
220	S&P Emini Tues Week	SXM	10/01/2024	4,900	53,900,000	550
100	S&P Emini Tues Week	SXM	10/01/2024	4,950	24,750,000	250
1	S&P500 Emini Option	SXM	12/20/2024	4,575	228,750	725
50	S&P500 Emini Option	SXM	12/31/2024	4,600	11,500,000	40,625
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $131,097)					102,745

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $1,107,800)					$1,954,383

OPEN FUTURES CONTRACTS

Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation (Depreciation)
151	CBOE Volatility Index Future	10/16/2024	$2,845,218	$41,577
1	CBOE Volatility Index Future	11/21/2024	18,098	(302)
4	CME E-Mini NASDAQ 100 Index Future	12/23/2024	1,620,900	54,094
20	CME E-mini Russell 2000 Index Futures	12/23/2024	2,249,200	(14,150)
175	CME E-Mini Standard & Poor’s 500 Index Future	12/23/2024	50,874,687	1,040,465
	TOTAL OPEN LONG FUTURES CONTRACTS			$1,121,684

	TOTAL FUTURES CONTRACTS			$1,121,684

IB	- Interactive Brokers

SXM	- StoneX Financial Inc.

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	Each contract is equivalent to one futures contract.

(e)	Percentage rounds to less than 0.1%.

(f)	Percentage rounds to greater than (0.1)%.

(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(h)	Illiquid security. Total illiquid securities represents 0.1% of net assets as of September 30, 2024.

(i)	All or a portion of this investment is segregated as collateral for option contracts and future contracts.

See accompanying notes to financial statements.

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS - 94.8%
	AEROSPACE & DEFENSE - 5.6%
2,500	AeroVironment, Inc.(a)	$501,250
15,000	Intuitive Machines, Inc.(a),(b)	120,750
15,000	Rocket Lab USA, Inc.(a),(b)	145,950
		767,950
	ELECTRICAL EQUIPMENT - 8.9%
15,000	Cognex Corporation	607,500
2,250	Rockwell Automation, Inc.	604,035
		1,211,535
	MACHINERY - 34.0%
15,000	Doosan Robotics, Inc.(a)	725,380
25,000	FANUC Corporation	728,822
2,000	Keyence Corporation	951,261
500,000	Kraken Robotics, Inc.(a)	650,738
5,000	Rainbow Robotics(a)	531,035
350,000	Scott Technology Ltd.	449,174
25,000	Symbotic, Inc.(a),(b)	609,750
		4,646,160
	MEDICAL EQUIPMENT & DEVICES - 24.9%
350,000	Accuray, Inc.(a)	630,000
1,250	Intuitive Surgical, Inc.(a),(b)	614,088
100,000	Microbot Medical, Inc.(a)	89,400
50,000	Myomo, Inc.(a)	200,500
8,000	PROCEPT BioRobotics Corporation(a),(b)	640,960
600,000	Stereotaxis, Inc.(a)	1,224,000
		3,398,948
	SEMICONDUCTORS - 10.9%
25,000	Infineon Technologies A.G.	875,737
5,000	NVIDIA Corporation(b)	607,200
		1,482,937

See accompanying notes to financial statements.

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS - 94.8% (Continued)
	SOFTWARE - 10.5%
1,250	Cadence Design Systems, Inc.(a)	$338,788
125,000	SoundHound AI, Inc.(a),(b)	582,500
1,000	Synopsys, Inc.(a),(b)	506,390
		1,427,678

	TOTAL COMMON STOCKS (Cost $13,492,762)	12,935,208

	SHORT-TERM INVESTMENTS - 28.9%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 23.7%
3,240,513	Mount Vernon Liquid Assets Portfolio, 4.95%(c)(d)	3,240,513

	MONEY MARKET FUND - 5.2%
703,930	First American Treasury Obligations Fund, Class X, 4.81% (Cost $703,930)(d)	703,930

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,944,443)	3,944,443

	TOTAL INVESTMENTS – 123.7% (Cost $17,437,205)	$16,879,651
	LIABILITIES IN EXCESS OF OTHER ASSETS - (23.7)%	(3,233,057)
	NET ASSETS - 100.0%	$13,646,594

LTD	- Limited Company

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2044 was $3,110,048.

(c)	Security was purchased with cash received as collateral for securities on loan at September 30, 2024. Total collateral had a value of $3,240,513 at September 30, 2024.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 29.9%
	AEROSPACE & DEFENSE - 0.2%
455	Howmet Aerospace, Inc.	$45,614
210	Woodward, Inc.	36,017
		81,631
	ASSET MANAGEMENT - 0.2%
688	KKR & Company, Inc.	89,839

	AUTOMOTIVE - 0.4%
7,900	Ford Motor Company	83,424
1,972	General Motors Company	88,424
		171,848
	BANKING - 1.4%
46	First Citizens BancShares, Inc., Class A	84,684
1,800	JPMorgan Chase & Company	379,548
1,825	Wells Fargo & Company	103,094
		567,326
	CABLE & SATELLITE - 0.4%
225	Charter Communications, Inc., Class A(a)	72,918
2,002	Comcast Corporation, Class A	83,624
		156,542
	CHEMICALS - 0.2%
591	Celanese Corporation	80,352

	COMMERCIAL SUPPORT SERVICES - 1.5%
1,012	Cintas Corporation	208,351
2,020	Republic Services, Inc.	405,696
		614,047
	E-COMMERCE DISCRETIONARY - 0.1%
21	MercadoLibre, Inc.(a)	43,091

	ELECTRICAL EQUIPMENT - 0.8%
2,650	Amphenol Corporation, Class A	172,674
1,371	Vertiv Holdings Company	136,401
		309,075

See accompanying notes to financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 29.9% (Continued)
	ENGINEERING & CONSTRUCTION - 0.4%
251	Comfort Systems USA, Inc.	$97,978
202	EMCOR Group, Inc.	86,967
		184,945
	ENTERTAINMENT CONTENT - 0.4%
979	AppLovin Corporation, Class A(a)	127,808
5,338	Warner Bros Discovery, Inc.(a)	44,039
		171,847
	HEALTH CARE FACILITIES & SERVICES - 2.3%
660	Cardinal Health, Inc.	72,943
1,396	DaVita, Inc.(a)	228,846
321	HCA Healthcare, Inc.	130,464
294	McKesson Corporation	145,359
1,426	Tenet Healthcare Corporation(a)	237,002
481	Universal Health Services, Inc., Class B	110,154
		924,768
	HOME CONSTRUCTION - 0.9%
587	Lennar Corporation, Class A	110,051
1,670	PulteGroup, Inc.	239,695
		349,746
	INDUSTRIAL SUPPORT SERVICES - 0.3%
167	United Rentals, Inc.	135,225

	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
1,718	Bank of New York Mellon Corporation (The)	123,455
989	Cboe Global Markets, Inc.	202,617
857	CME Group, Inc.	189,097
		515,169
	INSURANCE - 7.1%
471	Allstate Corporation (The)	89,325
1,193	American International Group, Inc.	87,363
3,587	Arch Capital Group Ltd.(a)	401,313

See accompanying notes to financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 29.9% (Continued)
	INSURANCE - 7.1% (Continued)
731	Arthur J Gallagher & Company	$205,681
1,017	Assurant, Inc.	202,241
1,917	Brown & Brown, Inc.	198,601
338	Chubb Ltd.	97,476
636	Everest Re Group Ltd.	249,204
4,451	Hartford Financial Services Group, Inc. (The)	523,481
4,953	Loews Corporation	391,535
1,297	MetLife, Inc.	106,977
363	Progressive Corporation (The)	92,115
670	Prudential Financial, Inc.	81,137
378	Reinsurance Group of America, Inc.	82,355
1,688	W R Berkley Corporation	95,760
		2,904,564
	INTERNET MEDIA & SERVICES - 0.1%
322	DoorDash, Inc., Class A(a)	45,959

	LEISURE FACILITIES & SERVICES - 1.5%
8,150	Carnival Corporation(a)	150,612
3,831	DraftKings, Inc., Class A(a)	150,175
1,518	MGM Resorts International(a)	59,339
3,214	Norwegian Cruise Line Holdings Ltd.(a)	65,919
1,029	Royal Caribbean Cruises Ltd.	182,504
		608,549
	METALS & MINING - 0.6%
26,181	Kinross Gold Corporation	245,055

	OIL & GAS PRODUCERS - 1.0%
479	Diamondback Energy, Inc.	82,580
14,966	Permian Resources Corporation	203,686
768	Targa Resources Corporation	113,672
		399,938
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
6,355	TechnipFMC plc	166,692

See accompanying notes to financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 29.9% (Continued)
	RETAIL - CONSUMER STAPLES - 1.1%
499	Costco Wholesale Corporation	$442,373

	RETAIL - DISCRETIONARY - 0.7%
330	Burlington Stores, Inc.(a)	86,948
1,614	TJX Companies, Inc. (The)	189,710
		276,658
	SEMICONDUCTORS - 0.4%
259	Broadcom, Inc.	44,678
981	NVIDIA Corporation	119,132
		163,810
	SOFTWARE – 1.0%
99	Crowdstrike Holdings, Inc., Class A(a)	27,767
267	Datadog, Inc., Class A(a)	30,721
195	Duolingo, Inc.(a)	54,994
339	Elastic N.V.(a)	26,022
59	HubSpot, Inc.(a)	31,364
327	Roper Technologies, Inc.	181,956
164	Snowflake, Inc.(a)	18,837
148	Zscaler, Inc.(a)	25,299
		396,960
	SPECIALTY FINANCE - 0.8%
6,243	Synchrony Financial	311,401

	TECHNOLOGY HARDWARE - 0.2%
139	Arista Networks, Inc.(a)	53,351
49	Super Micro Computer, Inc.(a)	20,404
		73,755
	TECHNOLOGY SERVICES - 0.9%
928	Broadridge Financial Solutions, Inc.	199,547
690	Visa, Inc., Class A	189,716
		389,263
	TELECOMMUNICATIONS - 0.5%
964	T-Mobile US, Inc.	198,931

See accompanying notes to financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 29.9% (Continued)
	TRANSPORTATION & LOGISTICS - 1.7%
6,951	Delta Air Lines, Inc.	$353,041
1,068	GXO Logistics, Inc.(a)	55,611
5,213	United Airlines Holdings, Inc.(a)	297,454
		706,106
	TRANSPORTATION EQUIPMENT - 0.7%
2,769	PACCAR, Inc.	273,245

	WHOLESALE - DISCRETIONARY - 0.4%
3,702	Copart, Inc.(a)	193,985

	TOTAL COMMON STOCKS (Cost $10,365,996)	12,192,695

	EXCHANGE-TRADED FUNDS — 34.8%
	EQUITY - 23.1%
2,972	Global X MSCI Greece ETF	128,361
10,158	Invesco Nasdaq 100 ETF	2,040,234
4,182	Invesco QQQ Trust Series 1	2,041,109
15,794	Invesco S&P 500 BuyWrite ETF	360,735
4,705	iShares China Large-Cap ETF	149,525
14,926	iShares Mortgage Real Estate ETF	354,194
19,248	iShares MSCI Australia ETF	521,813
4,751	iShares MSCI Austria ETF	108,442
1,556	iShares MSCI Chile ETF	42,448
2,775	iShares MSCI France ETF	112,110
3,391	iShares MSCI Germany ETF	114,751
2,157	iShares MSCI India ETF(a)	126,249
5,718	iShares MSCI Indonesia ETF	128,655
2,848	iShares MSCI Italy ETF	110,958
4,803	iShares MSCI Malaysia ETF	129,921
2,179	iShares MSCI Netherlands ETF	110,824
3,060	iShares MSCI Peru and Global Exposure ETF	132,131
4,517	iShares MSCI Philippines ETF	131,580

See accompanying notes to financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 34.8% (Continued)
	EQUITY - 23.1% (Continued)
5,067	iShares MSCI Poland ETF	$122,824
2,651	iShares MSCI South Africa ETF	133,610
995	iShares MSCI South Korea ETF	63,640
3,265	iShares MSCI Spain ETF	115,222
2,624	iShares MSCI Sweden ETF	113,908
2,094	iShares MSCI Switzerland ETF	109,097
2,314	iShares MSCI Taiwan ETF	124,655
2,023	iShares MSCI Thailand ETF	140,153
2,948	iShares MSCI United Kingdom ETF	110,285
8,363	JPMorgan BetaBuilders Japan ETF	495,759
9,375	SPDR S&P International Dividend ETF	359,963
4,021	Vanguard Global ex-U.S. Real Estate ETF	188,625
2,815	Vanguard High Dividend Yield ETF	360,883
1,884	Vanguard Real Estate ETF	183,539
		9,466,203
	FIXED INCOME - 11.7%
5,827	FlexShares High Yield Value-Scored Bond Index Fund	242,782
17,016	Invesco Senior Loan ETF	357,506
5,583	iShares 0-5 Year High Yield Corporate Bond ETF	242,414
4,482	iShares 1-3 Year Treasury Bond ETF	372,678
1,909	iShares 1-5 Year Investment Grade Corporate Bond	100,528
3,126	iShares 3-7 Year Treasury Bond ETF	373,885
3,823	iShares 7-10 Year Treasury Bond ETF	375,113
8,857	iShares Fallen Angels USD Bond ETF	242,150
898	iShares iBoxx $ Investment Grade Corporate Bond ETF	101,456
9,401	iShares J.P. Morgan EM High Yield Bond ETF	366,827
3,908	iShares J.P. Morgan USD Emerging Markets Bond ETF	365,711
927	iShares National Muni Bond ETF	100,700
11,136	iShares Preferred and Income Securities ETF	370,049
5,312	iShares US & Intl High Yield Corp Bond ETF	243,177
1,885	Schwab US TIPS ETF	101,093
4,834	SPDR Bloomberg Convertible Securities ETF	370,236
2,482	SPDR Bloomberg High Yield Bond ETF	242,715
3,245	SPDR Bloomberg Investment Grade Floating Rate ETF	100,108

See accompanying notes to financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 34.8% (Continued)
	FIXED INCOME - 11.7% (Continued)
2,514	SPDR FTSE International Government			$101,289
				4,770,417

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,413,107)			14,236,620

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 17.1%
	U.S. TREASURY BILLS — 17.1%
2,000,000	United States Treasury Bill(b)	3.1400	10/03/24	1,999,484
1,000,000	United States Treasury Bill(b)	4.6500	10/29/24	996,319
2,000,000	United States Treasury Bill(b)	4.6100	11/05/24	1,990,945
2,000,000	United States Treasury Bill(b)	4.6900	11/29/24	1,984,706
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $6,970,913)			6,971,454

	SHORT-TERM INVESTMENT - 9.9%
	MONEY MARKET FUND - 9.9%
4,064,644	First American Treasury Obligations Fund, Class X, 4.81% (Cost $4,064,644)(c) (e)			4,064,644

	TOTAL INVESTMENTS - 91.7% (Cost $34,814,600)			$37,465,413
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.3%			3,412,860
	NET ASSETS - 100.0%			$40,878,273

See accompanying notes to financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
24	3 Month Euro Euribor Future	03/17/2025	$6,528,449	$48,487
24	3 Month Euro Euribor Future	06/16/2025	6,549,159	38,219
24	3 Month Euro Euribor Future	09/15/2025	6,557,510	58,200
23	3 Month Euro Euribor Future	12/15/2025	6,286,522	26,844
24	3 Month Euro Euribor Future	03/16/2026	6,558,512	24,628
24	3 Month Euro Euribor Future	06/15/2026	6,555,840	41,988
23	3 Month Euro Euribor Future	09/14/2026	6,279,479	3,208
35	3-Month CORRA Futures	03/17/2025	6,287,944	34,003
35	3-Month CORRA Futures	06/17/2025	6,302,826	24,394
35	3-Month CORRA Futures	09/15/2025	6,308,650	72,167
35	3-Month CORRA Futures	12/15/2025	6,311,238	46,837
35	3-Month CORRA Futures	03/17/2025	6,312,532	42,793
35	3-Month CORRA Futures	06/17/2025	6,313,179	53,569
34	3-Month CORRA Futures	09/15/2025	6,132,488	(4,006)
27	CBOT 2 Year US Treasury Note Future	12/30/2024	5,622,538	11,710
26	CBOT 5 Year US Treasury Note	12/30/2024	2,856,953	3,289
25	CME Australian Dollar Currency Future	12/16/2024	1,731,125	61,374
21	CME British Pound Currency Future	12/16/2024	1,755,338	42,466
1	CME Canadian Dollar Currency Future	12/17/2024	74,090	(450)
1	CME E Mini Consumer Discretionary Select Sector	12/20/2024	204,680	7,510
2	CME E Mini Consumer Staples Select Sector Futures	12/20/2024	169,340	(220)
1	CME E Mini Financial Select Sector Futures	12/20/2024	141,038	262
1	CME E Mini Health Care Select Sector Futures	12/20/2024	157,100	(1,460)
1	CME E Mini Industrial Select Sector Futures	12/20/2024	137,750	3,570
2	CME E Mini Materials Select Sector Futures	12/20/2024	206,520	6,210
1	CME E Mini Technology Select Sector Futures	12/20/2024	229,950	6,690
2	CME E Mini Utilities Select Sector Futures	12/20/2024	164,640	4,300
12	CME Euro Foreign Exchange Currency Future	12/16/2024	1,674,975	15,212
20	CME Japanese Yen Currency Future	12/16/2024	1,757,625	(27,452)
10	CME Lean Hogs Future(e)	12/13/2024	293,100	(6,400)
28	CME New Zealand Dollar Currency Future	12/16/2024	1,779,260	57,285
3	CME Norwegian Krone Currency Future	12/16/2024	568,800	5,530
37	CME South African Rand Currency Future	12/16/2024	1,065,138	39,988
9	CME Swedish Krona Currency Future	12/16/2024	1,777,950	33,150
12	CME Swiss Franc Currency Future	12/16/2024	1,786,574	3,337
4	COMEX Copper Future(e)	12/27/2024	455,300	37,900
3	COMEX Gold 100 Troy Ounces Future(e)	12/27/2024	797,820	45,120
5	COMEX Silver Future(e)	12/27/2024	786,450	54,850
2	E-mini S&P Communication Services Select Sector	12/20/2024	238,750	7,075
3	E-mini S&P Real Estate Select Sector Stock Index	12/20/2024	165,675	(325)
5	Eurex 10 Year Euro BUND Future	12/06/2024	751,141	4,763
22	Eurex 2 Year Euro SCHATZ Future	12/06/2024	2,625,376	8,552
11	Eurex 5 Year Euro BOBL Future	12/06/2024	1,470,382	8,422
8	Euro-BTP Italian Bond Futures	12/06/2024	1,082,018	16,327
36	EUX Short term Euro-BTP Futures	12/06/2024	4,315,911	21,996
14	French Government Bond Futures	12/06/2024	1,977,241	93
16	KFE 10 Year Treasury Bond Future	12/17/2024	1,425,769	(5,427)
48	KFE 3 Year Treasury Bond Future	12/17/2024	3,875,376	(727)

See accompanying notes to financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts (Continued)	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
16	Long Gilt Future	12/27/2024	$2,105,595	$(8,493)
23	Montreal Exchange 10 Year Canadian Bond Future	12/18/2024	2,126,162	17,389
109	Montreal Exchange 2 Year Canadian Bond Future	12/18/2024	8,483,446	38,095
4	NYBOT CSC C Coffee Future(e)	12/18/2024	405,375	65,775
5	NYBOT CSC Cocoa Future(e)	12/13/2024	386,100	52,300
23	NYBOT CSC Number 11 World Sugar Future(e)	05/01/2025	542,248	(16,968)
18	NYMEX Henry Hub Natural Gas Futures(e)	03/03/2025	573,120	46,700
8	NYMEX Light Sweet Crude Oil Fu(e)	03/03/2025	537,600	(41,960)
6	NYMEX NY Harbor ULSD Futures(e)	03/03/2025	546,563	(29,333)
2	NYMEX Platinum Future(e)	01/30/2025	99,110	(1,545)
18	SFE 10 Year Australian Bond Future	12/16/2024	1,194,835	(14,774)
53	SFE 3 Year Australian Bond Future	12/16/2024	3,537,731	(6,700)
22	Three Month SONIA Index Futures	03/17/2025	7,056,722	(13,840)
21	Three Month SONIA Index Futures	06/16/2025	6,758,423	50,491
21	Three Month SONIA Index Futures	09/16/2025	6,770,707	52,616
20	Three Month SONIA Index Futures	12/17/2026	6,454,308	18,007
20	Three Month SONIA Index Futures	03/16/2026	6,455,645	21,221
20	Three Month SONIA Index Futures	06/15/2026	6,455,980	18,088
20	Three Month SONIA Index Futures	09/15/2026	6,455,645	(9,704)
26	Three-Month SOFR Futures	03/17/2025	6,271,525	(7,375)
26	Three-Month SOFR Futures	09/17/2025	6,300,775	18,550
26	Three-Month SOFR Futures	12/16/2025	6,305,000	17,250
26	Three-Month SOFR Futures	03/16/2026	6,306,625	33,250
26	Three-Month SOFR Futures	06/16/2026	6,306,300	43,762
26	Three-Month SOFR Futures	09/15/2026	6,304,675	(13,950)
3	TSE Japanese 10 Year Bond Futures	12/13/2024	3,019,308	8,197
12	Ultra 10-Year US Treasury Note Futures	12/19/2024	1,419,563	1,157
	TOTAL OPEN LONG FUTURES CONTRACTS			$1,314,057

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
8	Carbon Emissions Future(e)	12/16/2024	$583,988	$15,313
25	CBOT Corn Future(e)	03/14/2025	551,563	(11,025)
31	CBOT Corn Future(e)	12/13/2024	658,362	58,088
10	CBOT Soybean Future(e)	03/14/2025	544,250	(13,950)
12	CBOT Soybean Future(e)	11/14/2024	634,200	53,713
18	CBOT Soybean Meal Future(e)	12/13/2024	614,880	(45,720)
25	CBOT Soybean Oil Future(e)	12/13/2024	649,650	(28,182)
18	CBOT Wheat Future(e)	03/14/2025	543,825	7,025
23	CBOT Wheat Future(e)	12/13/2024	671,600	18,450
59	CME Brazilian Real Currency Future	11/01/2024	1,079,700	(6,490)
4	CME Feeder Cattle Future(e)	10/31/2024	492,400	3,487
2	CME Live Cattle Future(e)	12/01/2024	147,840	(4,740)
41	CME Mexican Peso Currency Future	12/16/2024	1,030,535	(8,910)
5	COMEX Copper Future(e)	03/27/2025	571,750	(5,375)

See accompanying notes to financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts (Continued)	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
52	Euronext Milling Wheat Future(e)	12/10/2024	$643,414	$(17,426)
9	ICE Brent Crude Oil Future(e)	12/12/2024	645,300	24,880
9	ICE Gas Oil Future(e)	12/12/2024	590,850	8,450
15	ICE Natural Gas Future(e)	12/31/2024	617,720	35,222
6	NYBOT CSC Number 11 World Sugar Future(e)	03/31/2024	150,998	(22,579)
11	NYBOT CTN Number 2 Cotton Future(e)	12/06/2024	404,855	(30,415)
22	NYMEX Henry Hub Natural Gas Futures(e)	12/31/2024	735,900	(31,400)
9	NYMEX Light Sweet Crude Oil Future(e)	12/31/2024	609,930	24,530
7	NYMEX NY Harbor ULSD Futures(e)	12/02/2024	635,951	46,801
8	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)	12/02/2024	640,484	34,834
	TOTAL OPEN SHORT FUTURES CONTRACTS			$104,581

	TOTAL FUTURES CONTRACTS			$1,418,638

CREDIT DEFAULT SWAPS

									Upfront
			Fixed	Implied	Frequency				Premiums	Unrealized
		Buy/Sell	Rate	Credit	of	Expiration	Notional		Paid/	Apreciation/
Counterparty	Index	Protection	Received	Spread	Payments	Date	Amount	Value	(Received)	(Depreciation)
SOC	Markit CDX North America High Yield Index(f)	Sell	5.00%	329.22%	Quarterly	6/20/2029	$498,000	$39,469	$31,218	$8,251
SOC	Markit CDX North America Investment Grade Index(f)	Sell	1.00%	52.72%	Quarterly	12/20/2029	498,000	11,303	11,233	70
SOC	Markit iTraxx Europe Index(f)	Sell	1.00%	58.84%	Quarterly	12/20/2029	455,000	10,067	10,117	(50)
SOC	Markit iTraxx Europe Crossover Index(f)	Sell	5.00%	310.85%	Quarterly	12/20/2029	455,000	41,504	40,893	611
	Net Unrealized Appreciation on Swap Contracts								$93,461	$8,882

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

SOC	- Societe Generale

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	All or a portion of this investment is a holding of the ACSSF Fund Limited.

See accompanying notes to financial statements.

ALPHACENTRIC LIFE SCIENCE AND HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 90.0%
	BIOTECH & PHARMA - 79.8%
40,000	ACADIA Pharmaceuticals, Inc.(a)	$615,200
205,000	Amicus Therapeutics, Inc.(a)	2,189,400
30,000	Amphastar Pharmaceuticals, Inc.(a)	1,455,900
47,500	Apellis Pharmaceuticals, Inc.(a)	1,369,900
8,500	Apogee Therapeutics, Inc.(a)	499,290
4,500	Argenx S.E. - ADR(a)	2,439,360
15,000	ArriVent Biopharma, Inc.(a)	352,500
85,000	Astellas Pharma, Inc. - ADR	973,250
10,500	Axsome Therapeutics, Inc.(a)	943,635
5,500	BeiGene Ltd. - ADR(a)	1,234,805
37,500	Bicycle Therapeutics plc(a)	848,625
32,500	BioMarin Pharmaceutical, Inc.(a)	2,284,425
30,000	Celldex Therapeutics, Inc.(a)	1,019,700
1,000	CG oncology, Inc.(a)	37,730
330,000	Coherus Biosciences, Inc.(a)	343,200
12,500	Cytokinetics, Inc.(a)	660,000
201,500	Dynavax Technologies Corporation(a)	2,244,710
10,000	Dyne Therapeutics, Inc.(a)	359,200
108,500	Galapagos N.V. - ADR(a)	3,123,715
3,500	Gilead Sciences, Inc.	293,440
35,000	GSK plc - ADR	1,430,800
97,000	Harmony Biosciences Holdings, Inc.(a)	3,879,999
25,000	Immatics N.V.(a)	285,250
35,000	Immunovant, Inc.(a)	997,850
242,500	Indivior plc(a)	2,364,375
5,000	Insmed, Inc.(a)	365,000
20,000	Intra-Cellular Therapies, Inc.(a)	1,463,400
17,500	Jasper Therapeutics, Inc.(a)	329,175
15,500	Jazz Pharmaceuticals plc(a)	1,726,855
1,125,000	Karyopharm Therapeutics, Inc.(a)	933,750
8,000	Keros Therapeutics, Inc.(a)	464,560
11,478	Kiniksa Pharmaceuticals International plc(a)	286,835
24,000	Merck & Company, Inc.	2,725,440
45,000	Mirum Pharmaceuticals, Inc.(a)	1,755,000

See accompanying notes to financial statements.

ALPHACENTRIC LIFE SCIENCE AND HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 90.0% (Continued)
	BIOTECH & PHARMA - 79.8% (Continued)
14,000	MoonLake Immunotherapeutics(a)	$705,880
22,500	Neurocrine Biosciences, Inc.(a)	2,592,450
7,000	Nuvalent, Inc.(a)	716,100
135,000	Nuvation Bio, Inc.(a)	309,150
80,000	Perspective Therapeutics, Inc.(a)	1,068,000
35,000	Pfizer, Inc.	1,012,900
25,000	Protagonist Therapeutics, Inc.(a)	1,125,000
245,000	Revance Therapeutics, Inc.(a)	1,271,550
100,000	Roivant Sciences Ltd.(a)	1,154,000
67,500	Royalty Pharma plc, Class A	1,909,575
185,000	Sagimet Biosciences, Inc.(a)	512,450
17,500	Sanofi - ADR	1,008,525
18,000	Sarepta Therapeutics, Inc.(a)	2,248,020
26,000	Structure Therapeutics, Inc. - ADR(a)	1,141,140
80,000	Takeda Pharmaceutical Company Ltd. - ADR	1,137,600
5,500	Tourmaline Bio, Inc.	141,405
6,250	United Therapeutics Corporation(a)	2,239,688
118,000	Valneva S.E. - ADR(a)	717,440
7,500	Vera Therapeutics, Inc.(a)	331,500
50,000	Verona Pharma plc - ADR(a)	1,438,500
3,500	Viking Therapeutics, Inc.(a)	221,585
15,000	Viridian Therapeutics, Inc.(a)	341,250
268,485	VYNE Therapeutics, Inc.(a)	504,752
		66,144,734
	HEALTH CARE FACILITIES & SERVICES - 0.2%
7,500	Progyny, Inc.(a)	125,700

	MACHINERY - 1.4%
27,500	Enovis Corporation(a)	1,183,875

	MEDICAL EQUIPMENT & DEVICES - 8.6%
370,000	Alphatec Holdings, Inc.(a)	2,057,200
4,171	DexCom, Inc.(a)	279,624
36,000	Embecta Corporation	507,600

See accompanying notes to financial statements.

ALPHACENTRIC LIFE SCIENCE AND HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 90.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 8.6% (Continued)
30,000	Exact Sciences Corporation(a)	$2,043,600
9,000	Lantheus Holdings, Inc.(a)	987,750
5,000	Medtronic PLC	450,150
4,000	Penumbra, Inc.(a)	777,240
		7,103,164

	TOTAL COMMON STOCKS (Cost $74,905,104)	74,557,473

	SHORT-TERM INVESTMENTS — 8.8%
	MONEY MARKET FUNDS - 8.8%
1	Fidelity Government Portfolio, Institutional Class, 4.84%(b)	1
7,319,369	First American Treasury Obligations Fund, Class X, 4.81%(b)	7,319,369
	TOTAL MONEY MARKET FUNDS (Cost $7,319,370)	7,319,370

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,319,370)	7,319,370

	TOTAL INVESTMENTS - 98.8% (Cost $82,224,474)	$81,876,843
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	1,035,984
	NET ASSETS - 100.0%	$82,912,827

ADR	- American Depositary Receipt

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 41.1%
	ASSET MANAGEMENT - 0.2%
7,744	Star Holdings(a)	$107,177

	MORTGAGE FINANCE - 4.3%
14,022	Chimera Investment Corporation (g)	221,968
181,492	Dynex Capital, Inc. (g)	2,315,838
		2,537,806
	MORTGAGE REITS - 25.3%
208,879	AG Mortgage Investment Trust, Inc. (g)	1,568,681
84,646	AGNC Investment Corporation (g)	885,397
201,602	Ellington Financial, Inc. (g)	2,598,651
167,725	MFA Financial, Inc. (g)	2,133,462
200,963	New York Mortgage Trust, Inc. (g)	1,272,096
288,343	Redwood Trust, Inc. (g)	2,228,891
380,966	Rithm Capital Corporation (g)	4,323,965
		15,011,143
	MULTI ASSET CLASS REIT - 0.5%
11,972	Safehold, Inc. (g)	314,026

	RESIDENTIAL REIT - 2.5%
20,611	Equity LifeStyle Properties, Inc. (g)	1,470,388

	SPECIALTY FINANCE - 8.3%
42,367	Enact Holdings, Inc.	1,539,193
99,379	MGIC Investment Corporation	2,544,102
25,567	Onity Group, Inc.(a)	816,610
		4,899,905

	TOTAL COMMON STOCKS (Cost $22,922,503)	24,340,445

See accompanying notes to financial statements.

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	PREFERRED STOCKS — 15.2%
	SPECIALTY FINANCE — 15.2%
19,450	AG Mortgage Investment Trust, Inc. - Series C (d)(g)	$484,694
5,000	AG Mortgage Investment Trust, Inc. - Series A (g)	127,625
59,964	AGNC Investment Corporation - Series F (d)(g)	1,470,317
10,000	Arbor Realty Trust, Inc. - Series E (g)	197,500
20,000	Arbor Realty Trust, Inc. - Series D (g)	391,000
63,126	Arbor Realty Trust, Inc. - Series F (d)(g)	1,228,432
28,308	Chimera Investment Corporation - Series B (d)(g)	702,321
7,881	Chimera Investment Corporation - Series C (d)(g)	178,505
36,754	Granite Point Mortgage Trust, Inc. - Series A (d)(g)	654,221
12,789	KKR Real Estate Finance Trust, Inc. - Series A (g)	271,510
11,272	MFA Financial, Inc. - Series C (d)(g)	267,146
36,773	New Residential Investment Corporation - Series C (d)(g)	881,817
22,500	New York Mortgage Trust, Inc. - Series F (d)(g)	491,175
37,930	Rithm Capital Corporation - Series D (d)(g)	918,665
9,000	Two Harbors Investment Corporation - Series A (d)(g)	223,740
20,472	Two Harbors Investment Corporation - Series C (d)(g)	504,635
	TOTAL PREFERRED STOCKS (Cost $9,510,152)	8,993,303

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 11.9%
	AUTO LOAN — 0.4%
62,693	Exeter Automobile Receivables Trust 2022-1 Series 1A C		2.5600	06/15/28	62,340
155,000	First Investors Auto Owner Trust 2022-2 Series 2A D(b)		8.7100	10/16/28	164,497
					226,837

	CLO — 1.8%
1,000,000	ACRES Commercial Realty 2021-FL1 Ltd. Series FL1 C(b),(c)	TSFR1M + 2.114%	7.1970	06/15/36	973,740
100,000	TRTX 2021-FL4 Issuer Ltd. Series FL4 AS(b),(c)	TSFR1M + 1.514%	6.5970	03/15/38	99,193
					1,072,933

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
38,391	Adjustable Rate Mortgage Trust 2007-1 Series 2007-1 1A1(d)		5.4880	03/25/37	31,152
56,388	MFA 2020-NQM2 Trust Series NQM2 A3 (b),(d)		1.9470	04/25/65	53,670
201,785	Washington Mutual Mortgage Pass-Through Series 2007-HY1 A2A(c)	TSFR1M + 0.4345%	5.2890	02/25/37	154,909
					239,731

See accompanying notes to financial statements.

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 11.9% (Continued)
	HOME EQUITY — 0.3%
184,709	Terwin Mortgage Trust 2004-7HE Series 7HE A3(b),(c)	TSFR1M + 1.5145%	6.3690	07/25/34	$178,808

	NON AGENCY CMBS — 9.0%
477,000	CFCRE Commercial Mortgage Trust 2016-C6 Series C6 C(d)		4.3100	11/10/49	430,985
115,000	Citigroup Commercial Mortgage Trust 2017-C4 Series C4 AS		3.7640	10/12/50	108,408
100,000	COMM 2013-CCRE6 Mortgage Trust Series 2013-CR6 F(b),(d)		3.9880	03/10/46	58,180
115,000	COMM 2015-CCRE25 Mortgage Trust Series CR25 D(d)		3.9170	08/10/48	103,250
81,000	COMM 2015-LC19 Mortgage Trust Series 2015-LC19 D(b)		2.8670	02/10/48	72,904
20,000	COMM 2015-LC23 Mortgage Trust Series LC23 C(d)		4.6960	10/10/48	18,971
825,000	COMM 2015-PC1 Mortgage Trust Series PC1 AM(d)		4.2900	07/10/50	814,420
150,000	COMM 2016-CR28 Mortgage Trust Series CR28 B(d)		4.7390	02/10/49	143,841
33,371	CSAIL 2016-C5 Commercial Mortgage Trust Series 2016-C5 C(d)		4.7950	11/15/48	31,925
100,000	CSAIL 2016-C6 Commercial Mortgage Trust Series C6 B(d)		3.9240	01/15/49	93,197
120,000	CSAIL 2016-C6 Commercial Mortgage Trust Series C6 C(d)		5.0820	01/15/49	110,750
185,000	DBJPM 2016-C3 Mortgage Trust Series C3 B		3.2640	08/10/49	168,231
1,314,046	GS Mortgage Securities Trust 2014-GC26 Series GC26 XA(d),(e)		0.9060	11/10/47	25
83,293	JP Morgan Chase Commercial Mortgage Securities		3.2160	04/15/46	76,479
45,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C30 B(d)		4.3690	07/15/48	37,476
10,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 C(d)		4.2500	10/15/48	9,316
150,000	JPMDB Commercial Mortgage Securities Trust 2016-C2 Series C2 AS		3.4840	06/15/49	138,273
145,000	JPMDB Commercial Mortgage Securities Trust 2017-C7 Series C7 B		3.9850	10/15/50	134,143
12,941	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 C(d)		4.9640	10/15/46	11,964
450,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C28 C(d)		4.7540	01/15/49	399,239
1,706,103	SG Commercial Mortgage Securities Trust 2016-C5 Series C5 XA(d),(e)		1.9820	10/10/48	38,049
370,000	SG Commercial Mortgage Securities Trust 2016-C5 Series C5 B		3.9330	10/10/48	344,118
220,000	UBS Commercial Mortgage Trust 2018-C13 Series C13 B(d)		4.7860	10/15/51	207,032
170,000	Wells Fargo Commercial Mortgage Trust 2015-C26 Series C26 AS		3.5800	02/15/48	168,370
40,000	Wells Fargo Commercial Mortgage Trust 2015-C26 Series C26 C(d)		4.0710	02/15/48	39,312
25,000	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 B(d)		4.1390	02/15/48	23,660
75,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1 Series 2015-NXS1 D(d)		4.2200	05/15/48	69,113
300,000	Wells Fargo Commercial Mortgage Trust 2015-P2 Series P2 E(b),(d)		4.8180	12/15/48	250,950
711,150	Wells Fargo Commercial Mortgage Trust 2016-C33 Series C33 C		3.8960	03/15/59	666,554
100,000	Wells Fargo Commercial Mortgage Trust 2016-C36 Series C36 B(d)		3.6710	11/15/59	89,310

See accompanying notes to financial statements.

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 11.9% (Continued)
	NON AGENCY CMBS — 9.0% (Continued)
100,000	Wells Fargo Commercial Mortgage Trust 2016-NXS6 Series 2016-NXS6 B		3.8110	11/15/49	$95,065
270,000	WFRBS Commercial Mortgage Trust 2013-C15 Series 2013-C15 B(d)		4.3270	08/15/46	237,943
160,000	WFRBS Commercial Mortgage Trust 2013-C15 Series 2013-C15 C(d)		4.3270	08/15/46	126,632
					5,318,085

	TOTAL ASSET BACKED SECURITIES (Cost $6,898,737)				7,036,394

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
	CMBS — 0.2%
1,000,000	Freddie Mac Multifamily Structured Pass Through Series K126 X3(d),(e)		2.7190	01/25/49	136,963

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
684,559	Government National Mortgage Association Series 2019-110 SE(c),(e)	TSFR1M + 5.986%	1.0250	09/20/49	92,974

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $213,335)				229,937

	CONVERTIBLE BONDS — 3.6%
	SPECIALTY FINANCE — 3.6%
965,000	PennyMac Corporation		5.5000	11/01/24	961,381
1,205,000	Two Harbors Investment Corporation		6.2500	01/15/26	1,177,888
	TOTAL CONVERTIBLE BONDS (Cost $2,048,557)				2,139,269

	CORPORATE BONDS — 4.2%
	SPECIALTY FINANCE — 4.2%
1,559,000	PHH Mortgage Corporation(b)		7.8750	03/15/26	1,567,968
888,000	Rithm Capital Corporation(b)		8.0000	04/01/29	897,457
	TOTAL CORPORATE BONDS (Cost $2,339,612)				2,465,425

See accompanying notes to financial statements.

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal		Coupon
Amount ($)		Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 2.1%
	AGENCY FIXED RATE — 1.1%
766,228	Fannie Mae Pool BQ4516	2.0000	02/01/51	$638,774

	AGENCY MBS OTHER — 1.0%
339,447	Ginnie Mae II Pool MA8867	5.5000	05/20/53	341,442
260,900	Ginnie Mae II Pool MA9007	6.5000	07/20/53	265,407
				606,849

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,246,738)			1,245,623

Shares				Fair Value
	SHORT-TERM INVESTMENT — 20.8%
	MONEY MARKET FUND - 20.8%
12,325,783	First American Treasury Obligations Fund, Class X, 4.81% (Cost $12,325,783)(f)			12,325,783

	TOTAL INVESTMENTS - 99.3% (Cost $57,505,417)			$58,776,179
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%			405,013
	NET ASSETS - 100.0%			$59,181,192

LTD	- Limited Company

REIT	- Real Estate Investment Trust

TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month

TSFR3M	- Term Secured Overnight Financing Rate (SOFR) 3 month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024 the total market value of 144A securities is $4,317,367 or 7.3% of net assets.

(c)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Variable rate security; the rate shown represents the rate on September 30, 2024.

(e)	Interest only securities.

(f)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(G)	REIT – Real Estate Investment Trust.

See accompanying notes to financial statements.

AlphaCentric Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

							AlphaCentric
	AlphaCentric Income		AlphaCentric Premium		AlphaCentric Robotics		Symmetry Strategy
	Opportunities Fund		Opportunity Fund		and Automation Fund		Fund (Consolidated)
ASSETS
Investment securities:
Investments, at cost	$235,526,466		$32,532,800		$17,437,205		$34,814,660
Investments, at value (including collateral for loaned securities $0, $0, $3,240,513, $0)	$301,977,272		$33,875,202		$16,879,651		$37,465,413
Cash & Cash Equivalents	—		625		—		—
Deposit with brokers for futures and swaps	—		29,334,699		—		1,883,984
Foreign currency (Cost $0, $0, $0, $1,114)	—		—		—		1,072
Receivable for fund shares sold	223,064		29,746		209		3,700
Dividends and interest receivable	459,440		73,106		47,445		28,592
Upfront payment on swap	—		—		—		93,461
Unrealized appreciation on open futures contracts	—		1,136,136		—		1,855,959
Unrealized appreciation on swap contracts	—		—		—		8,932
Prepaid expenses and other assets	31,478		37,202		13,341		32,330
Due from insurance	1,667,124		—		—		—
TOTAL ASSETS	304,358,378		64,486,716		16,940,646		41,373,443

LIABILITIES
Options Written (Proceeds $1,131,850)	—		1,974,929		—		—
Unrealized depreciation on swap contracts	—		—		—		50
Payable upon return of securities loaned	—		—		3,240,513		—
Unrealized depreciation on open futures contracts	—		14,452		—		437,321
Payable for fund shares repurchased	271,838		46,962		9,286		—
Management fees payable	304,230		72,283		6,894		31,961
Distribution (12b-1) fees payable	—		—		1,136		—
Payable to related parties	15,021		2,962		122		1,436
Administration fees payable	28,705		8,041		4,828		5,000
Accrued expenses and other liabilities	150,152		38,136		31,273		19,402
TOTAL LIABILITIES	769,946		2,157,765		3,294,052		495,170
NET ASSETS	$303,588,432		$62,328,951		$13,646,594		$40,878,273

Composition of Net Assets:
Paid in capital	$578,102,594		$62,322,832		$15,962,012		$40,597,918
Accumulated earning (loss)	(274,514,162)		6,119		(2,315,418)		280,355
NET ASSETS	$303,588,432		$62,328,951		$13,646,594		$40,878,273

Net Asset Value Per Share:
Class A Shares (IOFAX, HMXAX, GNXAX, SYMAX):
Net Assets	$30,912,017		$3,287,574		$1,726,254		$151,895
Shares of beneficial interest outstanding (a)	4,020,732		117,668		146,636		12,134
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$7.69		$27.94	(d)	$11.77	(d)	$12.52
Maximum offering price per share	$8.07	(c)	$29.64	(b)(d)	$12.49	(b)(d)	$13.28	(b)

Class C Shares (IOFCX, HMXCX, GNXCX, SYMCX):
Net Assets	$20,515,962		$1,325,349		$432,605		$586,717
Shares of beneficial interest outstanding (a)	2,680,660		50,145		38,988		48,019
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$7.65		$26.43	(d)	$11.10		$12.22

Class I Shares (IOFIX, HMXIX, GNXIX, SYMIX):
Net Assets	$252,160,453		$57,716,028		$11,487,735		$40,139,661
Shares of beneficial interest outstanding (a)	32,755,164		2,010,552		955,845		3,217,624
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$7.70		$28.71	(d)	$12.02		$12.47

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Net asset value plus maximum sales charge of 5.75%

(c)	Net asset value plus maximum sales charge of 4.75%

(d)	The Net Asset Value (“NAV”) and offering price shown above differs from the traded NAV on September 30, 2024 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

AlphaCentric Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
September 30, 2024

	AlphaCentric Life
	Sciences and		AlphaCentric Real
	Healthcare Fund		Income Fund
ASSETS
Investment securities:
Investments, at cost	$82,224,474		$57,505,417
Investments, at value	$81,876,843		$58,776,179
Foreign currency (Cost $35,207, $0)	35,110		—
Receivable for securities sold	930,641		—
Receivable for fund shares sold	40,596		38,948
Dividends and interest receivable	88,903		375,656
Prepaid expenses and other assets	54,177		43,155
TOTAL ASSETS	83,026,270		59,233,938

LIABILITIES
Payable for fund shares repurchased	40,199		672
Management fees payable	62,065		40,461
Distribution (12b-1) fees payable	638		250
Payable to related parties	3,312		1,393
Administration fees payable	5,229		2,114
Accrued expenses and other liabilities	2,000		7,856
TOTAL LIABILITIES	113,443		52,746
NET ASSETS	$82,912,827		$59,181,192

Composition of Net Assets:
Paid in capital	$86,930,685		$57,893,209
Accumulated earning (loss)	(4,017,858)		1,287,983
NET ASSETS	$82,912,827		$59,181,192

Net Asset Value Per Share:
Class A Shares (LYFAX,SIIAX):
Net Assets	$6,950,178		$2,109,093
Shares of beneficial interest outstanding (a)	506,828		122,968
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$13.71		$17.15
Maximum offering price per share	$14.55	(b)	$18.01	(c)

Class C Shares (LYFCX,SIICX):
Net Assets	$2,249,885		$2,501,094
Shares of beneficial interest outstanding (a)	168,184		146,186
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$13.38		$17.11

Class I Shares (LYFIX,SIIIX):
Net Assets	$73,712,764		$54,571,005
Shares of beneficial interest outstanding (a)	5,326,248		3,174,195
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$13.84		$17.19

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Net asset value plus maximum sales charge of 5.75%

(c)	Net asset value plus maximum sales charge of 4.75%

See accompanying notes to financial statements.

AlphaCentric Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2024

		AlphaCentric		AlphaCentric
		Premium	AlphaCentric	Symmetry Strategy
	AlphaCentric Income	Opportunity	Robotics and	Fund
	Opportunities Fund	Fund	Automation Fund	(Consolidated)
INVESTMENT INCOME
Dividends (ARAF and ASSF: Net of tax witholding of $11,655 and $215, respectively)	$—	$—	$69,542	$348,165
Interest	14,491,553	1,273,237	1 2,541	300,286
Securities lending income	—	—	62,827	—
TOTAL INVESTMENT INCOME	14,491,553	1,273,237	144,910	648,451

EXPENSES
Investment advisory fees	1,989,142	593,527	105,005	267,407
Distribution (12b-1) fees:
Class A	39,061	4,570	2,564	195
Class C	109,209	7,324	2,408	3,226
Legal fees	474,937 *	9,081	8,976	12,475
Shareholder servicing fees	122,409	36,645	16,301	7,828
Financial administration/fund accounting fees	116,802	50,213	22,084	38,061
Line of credit fees	104,575	—	8,985	—
Legal administration/management services fees	76,412	16,856	5,040	9,904
Registration fees	43,381	25,058	23,061	20,047
Printing and postage expenses	33,698	3,411	3,392	2,629
Audit fees	19,791	7,976	8,769	9,726
Compliance officer fees	10,224	4,595	6,441	6,640
Custodian fees	7,768	2,470	13,917	7,145
Insurance expense	5,984	1,155	427	604
Trustees fees and expenses	5,607	5,554	4,967	3,920
Interest expense	—	898	—	—
Other expenses	1,496	1,365	1,496	1,496
TOTAL EXPENSES	3,160,496	770,698	233,833	391,303
Less: Fees waived by the Adviser	(165,453)	(83,667)	(95,344)	(70,942)
NET EXPENSES	2,995,043	687,031	138,489	320,361

NET INVESTMENT INCOME	11,496,510	586,206	6,421	328,090

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	2,021,132	(959,982)	4,096,155	671,239
Foreign Currencies Translation	—	—	10,462	17,018
Futures Contracts	—	92,468	—	(978,320)
Options Written	—	798,660	—	—
Swap Contracts	—	—	—	34,508
	2,021,132	(68,854)	4,106,617	(255,555)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,159,258)	1,345,039	(5,460,057)	196,574
Foreign Currencies Translation	—	—	263	5,879
Futures Contracts	—	551,470	—	825,697
Options Written	—	(881,429)	—	—
Swap Contracts	—	—	—	8,553
	(2,159,258)	1,015,080	(5,459,794)	1,036,703

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	(138,126)	946,226	(1,353,177)	781,148

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,358,384	$1,532,432	$(1,346,756)	$1,109,238

*	Includes legal fees that are extraordinary expenses that are outside the expense limitation.

See accompanying notes to financial statements.

AlphaCentric Funds
STATEMENTS OF OPERATIONS (Unaudited)(Continued)
For the Six Months Ended September 30, 2024

	AlphaCentric Life
	Sciences and	AlphaCentric Real
	Healthcare Fund	Income Fund
INVESTMENT INCOME
Dividends (ALHF : Net of tax witholding of $11,718)	$242,872	$1,214,576
Interest	173,147	826,473
TOTAL INVESTMENT INCOME	416,019	2,041,049

EXPENSES
Investment advisory fees	544,875	423,289
Distribution (12b-1) fees:
Class A	7,757	2,054
Class C	10,555	11,192
Shareholder servicing fees	51,130	24,955
Financial administration/fund accounting fees	56,216	48,128
Registration fees	32,534	30,531
Legal administration/management services fees	26,154	14,094
Legal fees	14,078	13,100
Printing and postage expenses	8,063	12,654
Audit fees	7,796	8,243
Compliance officer fees	7,386	6,771
Trustees fees and expenses	5,917	5,907
Custodian fees	5,047	1,925
Insurance expense	1,602	902
Other expenses	1,496	1,376
TOTAL EXPENSES	780,606	605,121
Less: Fees waived by the Adviser	(152,825)	(171,417)
NET EXPENSES	627,781	433,704

NET INVESTMENT INCOME (LOSS)	(211,762)	1,607,345

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	(1,353,603)	275,567
	(1,353,603)	275,567
Net change in unrealized appreciation on:
Investments	6,994,742	2,489,227
Foreign Currency Translation	239	—
	6,994,981	2,489,227

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	5,641,378	2,764,794

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,429,616	$4,372,139

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2024	Year Ended
	(Unaudited)	March 31, 2024
FROM OPERATIONS
Net investment income	$11,496,510	$16,519,126
Net realized gain from investments	2,021,132	27,915,351
Net change in unrealized depreciation on investments	(2,159,258)	(62,412,233)
Net increase (decrease) in net assets resulting from operations	11,358,384	(17,977,756)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A (IOFAX)	—	(1,622,530)
Class C (IOFCX)	—	(1,241,809)
Class I (IOFIX)	—	(15,731,709)
From distributable earnings:
Class A (IOFAX)	(1,183,423)	(1,165,894)
Class C (IOFCX)	(744,508)	(850,032)
Class I (IOFIX)	(9,828,745)	(11,348,898)
Total distributions to shareholders	(11,756,676)	(31,960,872)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (IOFAX)	3,159,838	10,527,300
Class C (IOFCX)	(188,028)	408,041
Class I (IOFIX)	27,519,562	95,824,674
Net asset value of shares issued in reinvestment of distributions:
Class A (IOFAX)	1,071,732	2,540,582
Class C (IOFCX)	698,690	1,945,455
Class I (IOFIX)	8,380,751	22,747,343
Payments for shares repurchased:
Class A (IOFAX)	(7,453,128)	(18,823,941)
Class C (IOFCX)	(4,269,544)	(20,283,519)
Class I (IOFIX)	(67,949,162)	(321,353,075)
Net decrease in net assets from shares of beneficial interest	(39,029,289)	(226,467,140)

TOTAL DECREASE IN NET ASSETS	(39,427,581)	(276,405,768)

NET ASSETS
Beginning of Period	343,016,013	619,421,781
End of Period	$303,588,432	$343,016,013

SHARE ACTIVITY
Class A (IOFAX):
Shares Sold	475,681	1,286,639
Shares Reinvested	141,339	312,476
Shares Repurchased	(982,555)	(2,345,044)
Net decrease in shares of beneficial interest outstanding	(365,535)	(745,929)

Class C (IOFCX):
Shares Sold	17,980	48,477
Shares Reinvested	92,585	239,237
Shares Repurchased	(564,853)	(2,482,686)
Net decrease in shares of beneficial interest outstanding	(454,288)	(2,194,972)

Class I (IOFIX):
Shares Sold	4,089,998	11,875,945
Shares Reinvested	1,103,778	2,786,459
Shares Repurchased	(8,893,466)	(39,042,425)
Net decrease in shares of beneficial interest outstanding	(3,699,690)	(24,380,021)

See accompanying notes to financial statements.

AlphaCentric Premium Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2024	Year Ended
	(Unaudited)	March 31, 2024
FROM OPERATIONS
Net investment income	$586,206	$1,377,773
Net realized gain (loss) from investments, future contracts and options written	(68,854)	10,943,885
Net change in unrealized appreciation (depreciation) on investments, future contracts and options written	1,015,080	(1,714,168)
Net increase in net assets resulting from operations	1,532,432	10,607,490

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (HMXAX)	183,021	842,644
Class C (HMXCX)	37,900	291,648
Class I (HMXIX)	4,184,117	16,514,676
Payments for shares repurchased:
Class A (HMXAX)	(1,279,387)	(4,816,502)
Class C (HMXCX)	(387,551)	(650,689)
Class I (HMXIX)	(16,109,153)	(37,834,728)
Net decrease in net assets from shares of beneficial interest	(13,371,053)	(25,652,951)

TOTAL DECREASE IN NET ASSETS	(11,838,621)	(15,045,461)

NET ASSETS
Beginning of Period	74,167,572	89,213,033
End of Period	$62,328,951	$74,167,572

SHARE ACTIVITY
Class A (HMXAX):
Shares Sold	6,723	33,881
Shares Repurchased	(46,922)	(186,557)
Net decrease in shares of beneficial interest outstanding	(40,199)	(152,676)

Class C (HMXCX):
Shares Sold	1,467	12,402
Shares Repurchased	(14,766)	(26,613)
Net decrease in shares of beneficial interest outstanding	(13,299)	(14,211)

Class I (HMXIX):
Shares Sold	148,455	637,575
Shares Repurchased	(570,163)	(1,461,551)
Net decrease in shares of beneficial interest outstanding	(421,708)	(823,976)

See accompanying notes to financial statements.

AlphaCentric Robotics and Automation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2024	Year Ended
	(Unaudited)	March 31, 2024
FROM OPERATIONS
Net investment income (loss)	$6,421	$(32,822)
Net realized gain (loss) from investments and foreign currencies translation	4,106,617	(3,256,010)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies translation	(5,459,794)	4,599,300
Net increase (decrease) in net assets resulting from operations	(1,346,756)	1,310,468

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (GNXAX)	35,622	255,659
Class C (GNXCX)	447	25,326
Class I (GNXIX)	3,267,191	7,598,050
Payments for shares repurchased:
Class A (GNXAX)	(1,182,673)	(1,145,814)
Class C (GNXCX)	(76,466)	(185,585)
Class I (GNXIX)	(13,667,294)	(12,954,575)
Net decrease in net assets from shares of beneficial interest	(11,623,173)	(6,406,939)

TOTAL DECREASE IN NET ASSETS	(12,969,929)	(5,096,471)

NET ASSETS
Beginning of Period	26,616,523	31,712,994
End of Period	$13,646,594	$26,616,523

SHARE ACTIVITY
Class A (GNXAX):
Shares Sold	3,019	22,385
Shares Repurchased	(100,059)	(99,783)
Net decrease in shares of beneficial interest outstanding	(97,040)	(77,398)

Class C (GNXCX):
Shares Sold	40	2,463
Shares Repurchased	(7,244)	(17,295)
Net decrease in shares of beneficial interest outstanding	(7,204)	(14,832)

Class I (GNXIX):
Shares Sold	270,525	656,068
Shares Repurchased	(1,161,973)	(1,121,664)
Net decrease in shares of beneficial interest outstanding	(891,448)	(465,596)

See accompanying notes to financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2024	Year Ended
	(Unaudited)	March 31, 2024
FROM OPERATIONS
Net investment income	$328,090	$848,558
Net realized gain (loss) from investments, foreign currencies translation, futures contracts and swap contracts	(255,555)	452,596
Distributions of capital gains from underlying investment companies	—	9,036
Net change in unrealized appreciation on investments, foreign currencies translation, futures contracts and swap contracts	1,036,703	2,591,539
Net increase in net assets resulting from operations	1,109,238	3,901,729

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A (SYMAX)	—	(2,237)
Class C (SYMCX)	—	(7,088)
Class I (SYMIX)	—	(782,964)
Total distributions to shareholders	—	(792,289)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (SYMAX)	5,026	15,582
Class C (SYMCX)	—	9,460
Class I (SYMIX)	93,353	2,331,934
Net asset value of shares issued in reinvestment of distributions:
Class A (SYMAX)	—	2,237
Class C (SYMCX)	—	6,778
Class I (SYMIX)	—	721,381
Payments for shares repurchased:
Class A (SYMAX)	(44,761)	(718,592)
Class C (SYMCX)	(161,436)	(291,177)
Class I (SYMIX)	(835,229)	(15,248,186)
Net decrease in net assets from shares of beneficial interest	(943,047)	(13,170,583)

TOTAL INCREASE (DECREASE) IN NET ASSETS	166,191	(10,061,143)

NET ASSETS
Beginning of Period	40,712,082	50,773,225
End of Period	$40,878,273	$40,712,082

SHARE ACTIVITY
Class A (SYMAX):
Shares Sold	431	1,304
Shares Reinvested	—	196
Shares Repurchased	(3,782)	(61,941)
Net decrease in shares of beneficial interest outstanding	(3,351)	(60,441)

Class C (SYMCX):
Shares Sold	—	826
Shares Reinvested	—	604
Shares Repurchased	(13,858)	(25,397)
Net decrease in shares of beneficial interest outstanding	(13,858)	(23,967)

Class I (SYMIX):
Shares Sold	7,846	200,997
Shares Reinvested	—	63,502
Shares Repurchased	(70,663)	(1,315,186)
Net decrease in shares of beneficial interest outstanding	(62,817)	(1,050,687)

See accompanying notes to financial statements.

AlphaCentric Life Sciences and Healthcare Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2024	Year Ended
	(Unaudited)	March 31, 2024
FROM OPERATIONS
Net investment loss	$(211,762)	$(425,154)
Net realized gain (loss) from investments	(1,353,603)	2,990,059
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	6,994,981	(4,727,571)
Net increase (decrease) in net assets resulting from operations	5,429,616	(2,162,666)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A (LYFAX)	—	(176,739)
Class C (LYFCX)	—	(48,424)
Class I (LYFIX)	—	(2,467,967)
Total distributions to shareholders	—	(2,693,130)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (LYFAX)	1,143,050	5,892,313
Class C (LYFCX)	179,893	1,589,653
Class I (LYFIX)	6,316,602	64,946,055
Net asset value of shares issued in reinvestment of distributions:
Class A (LYFAX)	—	172,476
Class C (LYFCX)	—	47,614
Class I (LYFIX)	—	2,069,949
Payments for shares repurchased:
Class A (LYFAX)	(1,235,007)	(2,805,913)
Class C (LYFCX)	(235,965)	(158,332)
Class I (LYFIX)	(31,822,501)	(43,276,729)
Net increase (decrease) in net assets from shares of beneficial interest	(25,653,928)	28,477,086

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,224,312)	23,621,290

NET ASSETS
Beginning of Period	103,137,139	79,515,849
End of Period	$82,912,827	$103,137,139

SHARE ACTIVITY
Class A (LYFAX):
Shares Sold	88,714	439,166
Shares Reinvested	—	13,754
Shares Repurchased	(101,985)	(220,086)
Net increase (decrease) in shares of beneficial interest outstanding	(13,271)	232,834

Class C (LYFCX):
Shares Sold	14,684	127,015
Shares Reinvested	—	3,868
Shares Repurchased	(19,546)	(12,382)
Net increase (decrease) in shares of beneficial interest outstanding	(4,862)	118,501

Class I (LYFIX):
Shares Sold	492,599	4,881,707
Shares Reinvested	—	163,891
Shares Repurchased	(2,518,719)	(3,356,199)
Net increase (decrease) in shares of beneficial interest outstanding	(2,026,120)	1,689,399

See accompanying notes to financial statements.

AlphaCentric Real Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2024	Year Ended
	(Unaudited)	March 31, 2024
FROM OPERATIONS
Net investment income	$1,607,345	$2,941,790
Net realized gain from investments	275,567	835,826
Net change in unrealized appreciation on investments	2,489,227	5,066,385
Net increase in net assets resulting from operations	4,372,139	8,844,001

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A (SIIAX)	(53,407)	(59,336)
Class C (SIICX)	(63,851)	(87,689)
Class I (SIIIX)	(1,722,528)	(3,656,492)
Total distributions to shareholders	(1,839,786)	(3,803,517)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (SIIAX)	737,871	795,213
Class C (SIICX)	692,543	889,609
Class I (SIIIX)	14,133,934	28,850,469
Net asset value of shares issued in reinvestment of distributions:
Class A (SIIAX)	44,406	56,834
Class C (SIICX)	57,682	81,045
Class I (SIIIX)	1,236,313	2,627,713
Payments for shares repurchased:
Class A (SIIAX)	(23,305)	(137,785)
Class C (SIICX)	(215,077)	(245,794)
Class I (SIIIX)	(16,830,646)	(29,103,103)
Net increase (decrease) in net assets from shares of beneficial interest	(166,279)	3,814,201

TOTAL INCREASE IN NET ASSETS	2,366,074	8,854,685

NET ASSETS
Beginning of Period	56,815,118	47,960,433
End of Period	$59,181,192	$56,815,118

SHARE ACTIVITY
Class A (SIIAX):
Shares Sold	44,937	50,383
Shares Reinvested	2,683	3,600
Shares Repurchased	(1,433)	(8,615)
Net increase in shares of beneficial interest outstanding	46,187	45,368

Class C (SIICX):
Shares Sold	42,500	57,657
Shares Reinvested	3,494	5,149
Shares Repurchased	(12,998)	(15,877)
Net increase in shares of beneficial interest outstanding	32,996	46,929

Class I (SIIIX):
Shares Sold	859,825	1,825,740
Shares Reinvested	74,814	166,606
Shares Repurchased	(1,032,687)	(1,844,799)
Net increase (decrease) in shares of beneficial interest outstanding	(98,048)	147,547

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	September 30, 2024		March 31,		March 31,		March 31,		March 31,		March 31,
Class A (IOFAX)	(Unaudited)		2024		2023		2022		2021		2020
Net asset value, beginning of period	$7.79		$8.68		$11.48		$11.50		$8.15		$12.28
Activity from investment operations:
Net investment income (1)	0.28		0.28		0.22		0.13		0.19		0.46
Net realized and unrealised gain (loss) on investments	(0.09)		(0.60)		(2.52)		0.30		3.62		(4.02)
Total from investment operations	0.19		(0.32)		(2.30)		0.43		3.81		(3.56)
Less distributions from:
Net investment income	(0.29)		(0.25)		(0.19)		(0.26)		(0.21)		(0.48)
Return of capital	—		(0.32)		(0.31)		(0.19)		(0.25)		(0.09)
Total distributions	(0.29)		(0.57)		(0.50)		(0.45)		(0.46)		(0.57)
Net asset value, end of period	$7.69		$7.79		$8.68		$11.48		$11.50		$8.15
Total return (2)(13)	2.56	% (11)	(3.63	)% (11)	(20.20)%		3.68%		47.64%		(30.45)%
Net assets, at end of period (000s)	$30,912		$34,190		$44,561		$146,192		$221,961		$152,646
Ratio of gross expenses to average net assets before expense reimbursement (3)(12)	2.22	% (10)	2.31	% (9)	2.18	% (8)	1.95	% (7)	1.97	% (6)	1.93	% (5)
Ratio of net expenses to average net assets after expense reimbursement (12)	2.11	% (10)	1.99	% (9)	1.90	% (8)	1.76	% (7)	1.75	% (6)	1.75	% (5)
Ratio of net investment income to average net assets (4)(12)	7.37	% (10)	3.46	% (9)	2.32	% (8)	1.09	% (7)	1.83	% (6)	3.67	% (5)
Portfolio Turnover Rate (13)	4%		15%		0%		14%		3%		54%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes 0.01% for the year ended March 31, 2020 attributed to line of credit fees which are not subject to waiver by the adviser.

(6)	Includes 0.01% for the year ended March 31, 2021 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(7)	Includes 0.02% for the year ended March 31, 2022 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(8)	Includes 0.16% for the year ended March 31, 2023 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(9)	Includes 0.25% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(10)	Includes 0.37% for the six months ended September 30, 2024 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(11)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(12)	Annualized for periods less than one year.

(13)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	September 30, 2024		March 31,		March 31,		March 31,		March 31,		March 31,
Class C (IOFCX)	(Unaudited)		2024		2023		2022		2021		2020
Net asset value, beginning of period	$7.76		$8.65		$11.43		$11.45		$8.12		$12.24
Activity from investment operations:
Net investment income (1)	0.25		0.23		0.16		0.04		0.11		0.37
Net realized and unrealised gain (loss) on investments	(0.10)		(0.60)		(2.51)		0.30		3.61		(4.01)
Total from investment operations	0.15		(0.37)		(2.35)		0.34		3.72		(3.64)
Less distributions from:
Net investment income	(0.26)		(0.23)		(0.17)		(0.21)		(0.14)		(0.41)
Return of capital	—		(0.29)		(0.26)		(0.15)		(0.25)		(0.07)
Total distributions	(0.26)		(0.52)		(0.43)		(0.36)		(0.39)		(0.48)
Net asset value, end of period	$7.65		$7.76		$8.65		$11.43		$11.45		$8.12
Total return (2)(13)	2.06	% (11)	(4.37	)% (11)	(20.74)%		2.92%		46.47%		(30.98)%
Net assets, at end of period (000s)	$20,516		$24,330		$46,084		$100,794		$118,599		$87,724
Ratio of gross expenses to average net assets before expense reimbursement (3)(12)	2.97	% (10)	3.06	% (9)	2.93	% (8)	2.71	% (7)	2.72	% (6)	2.68	% (5)
Ratio of net expenses to average net assets after expense reimbursement (12)	2.86	% (10)	2.74	% (9)	2.65	% (8)	2.51	% (7)	2.50	% (6)	2.50	% (5)
Ratio of net investment income to average net assets (4)(12)	6.61	% (10)	2.74	% (9)	1.66	% (8)	0.34	% (7)	1.08	% (6)	2.95	% (5)
Portfolio Turnover Rate (13)	4%		15%		0%		14%		3%		54%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes 0.01% for the year ended March 31, 2020 attributed to line of credit fees which are not subject to waiver by the adviser.

(6)	Includes 0.01% for the year ended March 31, 2021 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(7)	Includes 0.02% for the year ended March 31, 2022 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(8)	Includes 0.16% for the year ended March 31, 2023 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(9)	Includes 0.25% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(10)	Includes 0.37% for the six months ended September 30, 2024 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(11)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(12)	Annualized for periods less than one year.

(13)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	September 30, 2024		March 31,		March 31,		March 31,		March 31,		March 31,
Class I (IOFIX)	(Unaudited)		2024		2023		2022		2021		2020
Net asset value, beginning of period	$7.80		$8.69		$11.49		$11.51		$8.16		$12.30
Activity from investment operations:
Net investment income (1)	0.29		0.31		0.25		0.16		0.22		0.50
Net realized and unrealized gain (loss) on investments	(0.09)		(0.60)		(2.52)		0.30		3.63		(4.03)
Total from investment operations	0.20		(0.29)		(2.27)		0.46		3.85		(3.53)
Less distributions from:
Net investment income	(0.30)		(0.26)		(0.20)		(0.28)		(0.23)		(0.52)
Return of capital	—		(0.34)		(0.33)		(0.20)		(0.27)		(0.09)
Total distributions	(0.30)		(0.60)		(0.53)		(0.48)		(0.50)		(0.61)
Net asset value, end of period	$7.70		$7.80		$8.69		$11.49		$11.51		$8.16
Total return (2)(13)	2.68	% (11)	(3.38	)% (11)	(19.99)%		3.93%		47.94%		(30.29)%
Net assets, at end of period (000s)	$252,160		$284,496		$528,778		$2,189,289		$3,315,245		$1,515,562
Ratio of gross expenses to average net assets before expense reimbursement (3)(12)	1.97	% (10)	2.06	% (9)	1.93	% (8)	1.70	% (7)	1.72	% (6)	1.68	% (5)
Ratio of net expenses to average net assets after expense reimbursement (12)	1.86	% (10)	1.74	% (9)	1.65	% (8)	1.51	% (7)	1.50	% (6)	1.50	% (5)
Ratio of net investment income to average net assets (4)(12)	7.61	% (10)	3.74	% (9)	2.56	% (8)	1.34	% (7)	2.07	% (6)	3.91	% (5)
Portfolio Turnover Rate (13)	4%		15%		0%		14%		3%		54%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes 0.01% for the year ended March 31, 2020 attributed to line of credit fees which are not subject to waiver by the adviser.

(6)	Includes 0.01% for the year ended March 31, 2021 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(7)	Includes 0.02% for the year ended March 31, 2022 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(8)	Includes 0.16% for the year ended March 31, 2023 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(9)	Includes 0.25% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(10)	Includes 0.37% for the six months ended September 30, 2024 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(11)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(12)	Annualized for periods less than one year.

(13)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

AlphaCentric Premium Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	September 30, 2024		March 31,		March 31,	March 31,	March 31,		March 31,
Class A (HMXAX)	(Unaudited)		2024		2023	2022	2021		2020
Net asset value, beginning of period	$27.33		$24.00		$25.14	$25.80	$23.12		$18.70
Activity from investment operations:
Net investment income (loss) (1)	0.21		0.37		(0.07)	(0.58)	(0.53)		(0.06)
Net realized and unrealized gain (loss) on investments	0.40		2.96		(1.07)	1.19	3.79		4.48
Total from investment operations	0.61		3.33		(1.14)	0.61	3.26		4.42
Less distributions from:
Net realized gains	—		—		—	(1.27)	(0.58)		—
Total distributions	—		—		—	(1.27)	(0.58)		—
Net asset value, end of period	$27.94		$27.33		$24.00	$25.14	$25.80		$23.12
Total return (2)(9)	2.23	% (7)	13.88	% (7)	(4.53)%	2.24%	14.17%		23.64%
Net assets, at end of period (000s)	$3,288		$4,314		$7,452	$6,187	$6,455		$1,722
Ratio of gross expenses to average net assets before expense reimbursement (3)(8)	2.49%		2.43%		2.37%	2.25%	2.31	% (6)	3.19	% (5)
Ratio of net expenses to average net assets after expense reimbursement (8)	2.24%		2.24%		2.24%	2.24%	2.25	% (6)	2.33	% (5)
Ratio of net investment income (loss) to average net assets (8)	1.53%		1.48%		(0.31)%	(2.22)%	(2.11	)% (6)	(0.31	)% (5)
Portfolio Turnover Rate (4)(9)	0%		0%		0%	0%	9%		0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(5)	Includes 0.09% for the year ended March 31, 2020 attributable to margin expense on short sales, which is not subject to waiver by the adviser.

(6)	Includes 0.01% for the year ended March 31, 2021 attributable to margin expense on short sales, which is not subject to waiver by the adviser.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized for periods less than one year.

(9)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

AlphaCentric Premium Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	September 30, 2024		March 31,		March 31,	March 31,	March 31,		March 31,
Class C (HMXCX)	(Unaudited)		2,024		2023	2022	2021		2020
Net asset value, beginning of period	$25.95		$22.96		$24.24	$25.10	$22.68		$18.38
Activity from investment operations:
Net investment income (loss) (1)	0.11		0.18		(0.29)	(0.75)	(0.71)		(0.25)
Net realized and unrealized gain (loss) on investments	0.37		2.81		(0.99)	1.16	3.71		4.55
Total from investment operations	0.48		2.99		(1.28)	0.41	3.00		4.30
Less distributions from:
Net realized gains	—		—		—	(1.27)	(0.58)		—
Total distributions	—		—		—	(1.27)	(0.58)		—
Net asset value, end of period	$26.43		$25.95		$22.96	$24.24	$25.10		$22.68
Total return (2)(9)	1.85	% (7)	13.02	% (7)	(5.28)%	1.50%	13.29%		23.40%
Net assets, at end of period (000s)	$1,325		$1,646		$1,783	$3,652	$2,079		$164
Ratio of gross expenses to average net assets before expense reimbursement (3)(8)	3.24%		3.18%		3.12%	3.00%	3.06	% (6)	3.94	% (5)
Ratio of net expenses to average net assets after expense reimbursement (8)	2.99%		2.99%		2.99%	2.99%	3.00	% (6)	3.04	% (5)
Ratio of net investment income (loss) to average net assets (8)	0.77%		0.73%		(1.30)%	(2.97)%	(2.88	)% (6)	(1.23	)% (5)
Portfolio Turnover Rate (4)(9)	0%		0%		0%	0%	9%		0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(5)	Includes 0.05% for the year ended March 31, 2020 attributable to margin expense on short sales, which is not subject to waiver by the adviser.

(6)	Includes 0.01% for the year ended March 31, 2021 attributable to margin expense on short sales, which is not subject to waiver by the adviser.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized for periods less than one year.

(9)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

AlphaCentric Premium Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	September 30, 2024		March 31,	March 31,	March 31,	March 31,		March 31,
Class I (HMXIX)	(Unaudited)		2024	2023	2022	2021		2020
Net asset value, beginning of period	$28.04		$24.56	$25.67	$26.25	$23.46		$18.93
Activity from investment operations:
Net investment income (loss) (1)	0.25		0.45	(0.07)	(0.52)	(0.48)		(0.03)
Net realized and unrealized gain (loss) on investments	0.42		3.03	(1.04)	1.21	3.85		4.56
Total from investment operations	0.67		3.48	(1.11)	0.69	3.37		4.53
Less distributions from:
Net realized gains	—		—	—	(1.27)	(0.58)		—
Total distributions	—		—	—	(1.27)	(0.58)		—
Net asset value, end of period	$28.71		$28.04	$24.56	$25.67	$26.25		$23.46
Total return (2)(9)	2.39	% (7)	14.17%	(4.32)%	2.51%	14.43%		23.93%
Net assets, at end of period (000s)	$57,716		$68,207	$79,979	$167,686	$93,490		$26,792
Ratio of gross expenses to average net assets before expense reimbursement (3)(8)	2.24%		2.18%	2.12%	2.01%	2.06	% (6)	2.94	% (5)
Ratio of net expenses to average net assets after expense reimbursement (8)	1.99%		1.99%	1.99%	1.99%	2.00	% (6)	2.05	% (5)
Ratio of net investment income (loss) to average net assets (8)	1.76%		1.73%	(0.30)%	(1.97)%	(1.87	)% (6)	(0.13	)% (5)
Portfolio Turnover Rate (4)(9)	0%		0%	0%	0%	9%		0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(5)	Includes 0.06% for the year ended March 31, 2020 attributable to margin expense on short sales, which is not subject to waiver by the adviser.

(6)	Includes 0.01% for the year ended March 31, 2021 attributable to margin expense on short sales, which is not subject to waiver by the adviser.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized for periods less than one year.

(9)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

AlphaCentric Robotics and Automation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2024		March 31,		March 31,	March 31,	March 31,	March 31,
Class A (GNXAX)	(Unaudited)		2024		2023	2022	2021	2020
Net asset value, beginning of period	$12.26		$11.61		$13.99	$17.06	$9.63	$11.46
Activity from investment operations:
Net investment loss (1)	(0.01	) (7)	(0.04)		(0.02)	(0.14)	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.48)		0.69		(1.78)	(2.20)	7.57	(1.75)
Total from investment operations	(0.49)		0.65		(1.80)	(2.34)	7.43	(1.83)
Less distributions from:
Net realized gains	—		—		(0.58)	(0.73)	—	—
Total distributions	—		—		(0.58)	(0.73)	—	—
Net asset value, end of period	$11.77		$12.26		$11.61	$13.99	$17.06	$9.63
Total return (2)(9)	(4.00	)% (6)	5.60%		(12.70)%	(14.41)%	77.15%	(15.97)%
Net assets, at end of period (000s)	$1,726		$2,988		$3,729	$5,853	$7,796	$4,711
Ratio of gross expenses to average net assets before expense reimbursement (3)(8)	2.98	% (5)	2.34	% (4)	2.31%	2.02%	2.10%	2.18%
Ratio of net expenses to average net assets after expense reimbursement (8)	1.85	% (5)	1.65	% (4)	1.65%	1.65%	1.65%	1.65%
Ratio of net investment loss to average net assets (8)	(0.17	)% (5)	(0.32	)% (4)	(0.20)%	(0.85)%	(0.96)%	(0.69)%
Portfolio Turnover Rate (9)	22%		54%		38%	73%	125%	315%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(5)	Includes 0.20% for the six months ended September 30, 2024 attributed to borrowing costs (line of credit fees) and custody overdraft fees which are not subject to waiver by the adviser.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Net investment loss per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may anot accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(8)	Annualized for periods less than one year.

(9)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

AlphaCentric Robotics and Automation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2024		March 31,		March 31,	March 31,	March 31,	March 31,
Class C (GNXCX)	(Unaudited)		2024		2023	2022	2021	2020
Net asset value, beginning of period	$11.60		$11.07		$13.47	$16.57	$9.43	$11.30
Activity from investment operations:
Net investment loss (1)	(0.06	) (6)	(0.11)		(0.10)	(0.26)	(0.24)	(0.16)
Net realized and unrealized gain (loss) on investments	(0.44)		0.64		(1.72)	(2.11)	7.38	(1.71)
Total from investment operations	(0.50)		0.53		(1.82)	(2.37)	7.14	(1.87)
Less distributions from:
Net realized gains	—		—		(0. 58)	(0.73)	—	—
Total distributions	—		—		(0.58)	(0.73)	—	—
Net asset value, end of period	$11.10		$11.60		$11.07	$13.47	$16.57	$9.43
Total return (2)(8)	(4.31)%		4.79%		(13.34)%	(15.03)%	75.72%	(16.55)%
Net assets, at end of period (000s)	$433		$536		$676	$1,258	$1,258	$828
Ratio of gross expenses to average net assets before expense reimbursement (3)(7)	3.73	% (5)	3.09	% (4)	3.06%	2.78%	2.85%	2.93%
Ratio of net expenses to average net assets after expense reimbursement (7)	2.60	% (5)	2.40	% (4)	2.40%	2.40%	2.40%	2.40%
Ratio of net investment loss to average net assets (7)	(0.99	)% (5)	(1.07	)% (4)	(0.96)%	(1.61)%	(1.71)%	(1.47)%
Portfolio Turnover Rate (8)	22%		54%		38%	73%	125%	315%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(5)	Includes 0.20% for the six months ended September 30, 2024 attributed to borrowing costs (line of credit fees) and custody overdraft fees which are not subject to waiver by the adviser.

(6)	Net investment loss per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may anot accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(7)	Annualized for periods less than one year.

(8)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

AlphaCentric Robotics and Automation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2024		March 31,		March 31,	March 31,	March 31,	March 31,
Class I (GNXIX)	(Unaudited)		2024		2023	2022	2021	2020
Net asset value, beginning of period	$12.50		$11.81		$14.17	$17.23	$9.71	$11.52
Activity from investment operations:
Net investment income (loss) (1)	0.01		(0.01)		0.01 (4)	(0.10)	(0.10)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.49)		0.70		(1.79)	(2.23)	7.62	(1.76)
Total from investment operations	(0.48)		0.69		(1.78)	(2.33)	7.52	(1.81)
Less distributions from:
Net realized gains	—		—		(0.58)	(0.73)	—	—
Total distributions	—		—		(0.58)	(0.73)	—	—
Net asset value, end of period	$12.02		$12.50		$11.81	$14.17	$17.23	$9.71
Total return (2)(9)	(3.84)%		5.84	% (5)	(12.39)%	(14.21)%	77.45%	(15.71)%
Net assets, at end of period (000s)	$11,488		$23,092		$27,309	$32,289	$34,754	$20,392
Ratio of gross expenses to average net assets before expense reimbursement (3)(8)	2.73	% (7)	2.09	% (6)	2.06%	1.78%	1.85%	1.93%
Ratio of net expenses to average net assets after expense reimbursement (8)	1.60	% (7)	1.40	% (6)	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets (8)	0.15	% (7)	(0.07	)% (6)	0.03%	(0.60)%	(0.70)%	(0.46)%
Portfolio Turnover Rate (9)	22%		54%		38%	73%	125%	315%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Net investment income (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may anot accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(7)	Includes 0.20% for the six months ended September 30, 2024 attributed to borrowing costs (line of credit fees) and custody overdraft fees which are not subject to waiver by the adviser.

(8)	Annualized for periods less than one year.

(9)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended	Year Ended		Year Ended		Period Ended
	September 30, 2024		March 31,		March 31,	March 31,		March 31,		March 31,
Class A (SYMAX)	(Unaudited)		2024		2023	2022		2021		2020 (1)
Net asset value, beginning of period	$12.19		$11.30		$12.76	$11.46		$9.75		$11.28
Activity from investment operations:
Net investment income (loss) (2)	0.10		0.19		0.08	(0.08)		(0.04)		0.05
Net realized and unrealized gain (loss) on investments	0.23		0.85		(0.43)	1.40		1.89		(1.33	) (13)
Total from investment operations	0.33		1.04		(0.35)	1.32		1.85		(1.28)
Less distributions from:
Net investment income	—		(0.15)		(0.98)	(0.02)		(0.14)		(0.25)
Net realized gains	—		—		(0.13)	—		—		—
Total distributions	—		(0.15)		(1.11)	(0.02)		(0.14)		(0.25)
Net asset value, end of period	$12.52		$12.19		$11.30	$12.76		$11.46		$9.75
Total return (3)(12)	2.71%		9.28%		(2.86)%	11.57%		19.11%		(11.64)%
Net assets, at end of period (000s)	$152		$189		$858	$211		$1,016	(5)	$865	(5)
Ratio of gross expenses to average net assets before expense reimbursement (4)(11)	2.21	% (10)	2.17	% (9)	1.95%	2.38	% (8)	2.63	% (7)	2.51	% (6)
Ratio of net expenses to average net assets after expense reimbursement (11)	1.85	% (10)	1.85	% (9)	1.85%	2.01	% (8)	2.26	% (7)	2.25	% (6)
Ratio of net investment income (loss) to average net assets (11)	1.66	% (10)	1.63	% (9)	0.65%	(0.54	)% (8)	(0.45	)% (7)	0.38	% (6)
Portfolio Turnover Rate (12)	130%		329%		362%	189%		121%		133%

(1)	AlphaCentric Symmetry Strategy Fund Class A commenced operations on August 8, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Actual net assets, not truncated.

(6)	Includes 0.01% for the period ended March 31, 2020 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(7)	Includes 0.02% for the year ended March 31, 2021 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(8)	Includes 0.02% for the year ended March 31, 2022 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(9)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(10)	Includes 0.00% for the six months ended September 30, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(11)	Annualized for periods less than one year.

(12)	Not annualized for periods less than one year.

(13)	As required by SEC standard per share calculation methodology, this represents a rebalancing figure derived from other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregrate of the net realized and unrealized loss in the Statement of Operations for the period ended March 31, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s

See accompanying notes to financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended	Year Ended		Year Ended		Period Ended
	September 30, 2024		March 31,		March 31,	March 31,		March 31,		March 31,
Class C (SYMCX)	(Unaudited)		2024		2023	2022		2021		2020 (1)
Net asset value, beginning of period	$11.94		$11.11		$12.63	$11.42		$9.75		$11.28
Activity from investment operations:
Net investment income (loss) (2)	0.05		0.11		0.01	(0.15)		(0.12)		(0.00	) (13)
Net realized and unrealized gain (loss) on investments	0.23		0.82		(0.44)	1.36		1.88		(1.33	) (14)
Total from investment operations	0.28		0.93		(0.43)	1.21		1.76		(1.33)
Less distributions from:
Net investment income	—		(0.10)		(0.96)	—		(0.09)		(0.20)
Net realized gains	—		—		(0.13)	—		—		—
Total distributions	—		(0.10)		(1.09)	—		(0.09)		(0.20)
Net asset value, end of period	$12.22		$11.94		$11.11	$12.63		$11.42		$9.75
Total return (3)(12)	2.35%		8.46%		(3.53)%	10.60%		18.10%		(11.97)%
Net assets, at end of period (000s)	$587		$739		$954	$9		$1,013	(5)	$864	(5)
Ratio of gross expenses to average net assets before expense reimbursement (4)(11)	2.96	% (10)	2.92	% (9)	2.70%	3.12	% (8)	3.37	% (7)	3.26	% (6)
Ratio of net expenses to average net assets after expense reimbursement (11)	2.60	% (10)	2.60	% (9)	2.60%	2.76	% (8)	3.01	% (7)	3.00	% (6)
Ratio of net investment income (loss) to average net assets (11)	0.91	% (10)	0.98	% (9)	0.06%	(1.29	)% (8)	(1.20	)% (7)	(0.16	)% (6)
Portfolio Turnover Rate (12)	130%		329%		362%	189%		121%		133%

(1)	AlphaCentric Symmetry Strategy Fund Class C commenced operations on August 8, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Actual net assets, not truncated.

(6)	Includes 0.01% for the period ended March 31, 2020 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(7)	Includes 0.02% for the year ended March 31, 2021 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(8)	Includes 0.02% for the year ended March 31, 2022 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(9)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(10)	Includes 0.00% for the six months ended September 30, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(11)	Annualized for periods less than one year.

(12)	Not annualized for periods less than one year.

(13)	Less than $0.01

(14)	As required by SEC standard per share calculation methodology, this represents a rebalancing figure derived from other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregrate of the net realized and unrealized loss in the Statement of Operations for the period ended March 31, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s

See accompanying notes to financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended	Year Ended		Year Ended		Period Ended
	September 30, 2024		March 31,		March 31,	March 31,		March 31,		March 31,
Class I (SYMIX)	(Unaudited)		2024		2023	2022		2021		2020 (1)
Net asset value, beginning of period	$12.13		$11.30		$12.75	$11.44		$9.75		$11.28
Activity from investment operations:
Net investment income (loss) (2)	0.11		0.23		0.08	(0.04)		(0.02)		0.07
Net realized and unrealized gain (loss) on investments	0.23		0.84		(0.40)	1.38		1.89		(1.33	) (12)
Total from investment operations	0.34		1.07		(0.32)	1.34		1.87		(1.26)
Less distributions from:
Net investment income	—		(0.24)		(1.00)	(0.03)		(0.18)		(0.27)
Net realized gains	—		—		(0.13)	—		—		—
Total distributions	—		(0.24)		(1.13)	(0.03)		(0.18)		(0.27)
Net asset value, end of period	$12.47		$12.13		$11.30	$12.75		$11.44		$9.75
Total return (3)(11)	2.80%		9.57%		(2.65)%	11.74%		19.37%		(11.47)%
Net assets, at end of period (000s)	$40,140		$39,785		$48,961	$34,898		$36,619		$30,845
Ratio of gross expenses to average net assets before expense reimbursement (4)(10)	1.96	% (9)	1.92	% (8)	1.70%	2.12	% (7)	2.38	% (6)	2.26	% (5)
Ratio of net expenses to average net assets after expense reimbursement (10)	1.60	% (9)	1.60	% (8)	1.60%	1.76	% (7)	2.01	% (6)	2.00	% (5)
Ratio of net investment income (loss) to average net assets (10)	1.91	% (9)	1.98	% (8)	0.71%	(0.29	)% (7)	(0.21	)% (6)	0.96	% (5)
Portfolio Turnover Rate (11)	130%		329%		362%	189%		121%		133%

(1)	AlphaCentric Symmetry Strategy Fund Class I commenced operations on September 1, 2014 and does not include performance prior to August 8, 2019 when Class I shares were previously shares of a private fund.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Includes 0.01% for the period ended March 31, 2020 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(6)	Includes 0.02% for the year ended March 31, 2021 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(7)	Includes 0.02% for the year ended March 31, 2022 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(8)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(9)	Includes 0.00% for the six months ended September 30, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(10)	Annualized for periods less than one year.

(11)	Not annualized for periods less than one year.

(12)	As required by SEC standard per share calculation methodology, this represents a rebalancing figure derived from other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregrate of the net realized and unrealized loss in the Statement of Operations for the period ended March 31, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s

See accompanying notes to financial statements.

AlphaCentric Life Sciences and Healthcare Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
September 30, 2024	March 31,	March 31,	March 31,	March 31,	March 31,
Class A (LYFAX)	(Unaudited)	2024	2023	2022	2021	2020 (1)
Net asset value, beginning of period	$12.73	$13.18	$13.38	$15.56	$9.55	$10.00
Activity from investment operations:
Net investment loss (2)	(0.04)	(0.08)	(0.09)	(0.21)	(0.19)	(0.04)
Net realized and unrealized gain (loss) on investments	1.02	(0.03)	0.44	(0.32)	6.55	(0.41)
Total from investment operations	0.98	(0.11)	0.35	(0.53)	6.36	(0.45)
Less distributions from:
Net investment income	—	—	—	(0.07)	—	—
Net realized gains	—	(0.34)	(0.55)	(1.58)	(0.35)	—
Total distributions	—	(0.34)	(0.55)	(1.65)	(0.35)	—
Net asset value, end of period	$13.71	$12.73	$13.18	$13.38	$15.56	$9.55
Total return (3)(9)	7.70%	(0.79)%	3.00%	(2.74)%	66.70%	(4.50)%
Net assets, at end of period (000s)	$6,950	$6,622	$3,786	$1,815	$1,300	$10	(10)
Ratio of gross expenses to average net assets before expense reimbursement (4)(8)	2.00%	1.90%	2.00	% (7)	2.11	% (6)	2.78	% (5)	24.39%
Ratio of net expenses to average net assets after expense reimbursement (8)	1.65%	1.65%	1.65	% (7)	1.66	% (6)	1.66	% (5)	1.65%
Ratio of net investment loss to average net assets (8)	(0.69)%	(0.62)%	(0.71	)% (7)	(1.46	)% (6)	(1.21	)% (5)	(0.48)%
Portfolio Turnover Rate (9)	80%	134%	142%	167%	141%	215%

(1)	The AlphaCentric Life Sciences and Healthcare Fund Class A commenced operations on November 29, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Includes 0.01% for the year ended March 31, 2021 attributable to extraordinary expenses which are not subject to waiver by the adviser.

(6)	Includes 0.01% for the year ended March 31, 2022 attributed to line of credit fees which are not subject to waiver by the adviser.

(7)	Includes 0.00% for the year ended March 31, 2023 attributed to line of credit fees which are not subject to waiver by the adviser.

(8)	Annualized for periods less than one year.

(9)	Not annualized for periods less than one year.

(10)	Actual net assets, not truncated.

See accompanying notes to financial statements.

AlphaCentric Life Sciences and Healthcare Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
September 30, 2024	March 31,	March 31,	March 31,	March 31,	March 31,
Class C (LYFCX)	(Unaudited)	2024	2023	2022	2021	2020 (1)
Net asset value, beginning of period	$12.47	$13.01	$13.31	$15.53	$9.55	$10.00
Activity from investment operations:
Net investment loss (2)	(0.09)	(0.16)	(0.18)	(0.32)	(0.32)	(0.06)
Net realized and unrealized gain (loss) on investments	1.00	(0.04)	0.43	(0.32)	6.65	(0.39)
Total from investment operations	0.91	(0.20)	0.25	(0.64)	6.33	(0.45)
Less distributions from:
Net realized gains	—	(0.34)	(0.55)	(1.58)	(0.35)	—
Total distributions	—	(0.34)	(0.55)	(1.58)	(0.35)	—
Net asset value, end of period	$13.38	$12.47	$13.01	$13.31	$15.53	$9.55
Total return (3)(9)	7.30%	(1.50)%	2.26%	(3.54)%	66.38%	(4.50)%
Net assets, at end of period (000s)	$2,250	$2,157	$709	$302	$215	$10	(10)
Ratio of gross expenses to average net assets before expense reimbursement (4)(8)	2.75%	2.65%	2.75	% (7)	2.86	% (6)	3.53	% (5)	25.14%
Ratio of net expenses to average net assets after expense reimbursement (8)	2.40%	2.40%	2.40	% (7)	2.41	% (6)	2.41	% (5)	2.40%
Ratio of net investment loss to average net assets (8)	(1.44)%	(1.30)%	(1.49	)% (7)	(2.21	)% (6)	(1.96	)% (5)	(1.23)%
Portfolio Turnover Rate (9)	80%	134%	142%	167%	141%	215%

(1)	The AlphaCentric Life Sciences and Healthcare Fund Class C commenced operations on November 29, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Includes 0.01% for the year ended March 31, 2021 attributable to extraordinary expenses which are not subject to waiver by the adviser.

(6)	Includes 0.01% for the year ended March 31, 2022 attributed to line of credit fees which are not subject to waiver by the adviser.

(7)	Includes 0.00% for the year ended March 31, 2023 attributed to line of credit fees which are not subject to waiver by the adviser.

(8)	Annualized for periods less than one year.

(9)	Not annualized for periods less than one year.

(10)	Actual net assets, not truncated.

See accompanying notes to financial statements.

AlphaCentric Life Sciences and Healthcare Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended	Year Ended		Year Ended		Year Ended		Period Ended
	September 30, 2024	March 31,	March 31,		March 31,		March 31,		March 31,
Class I (LYFIX)	(Unaudited)	2024	2023		2022		2021		2020 (1)
Net asset value, beginning of period	$12.83	$13.25	$13.42		$15.59		$9.55		$10.00
Activity from investment operations:
Net investment loss (2)	(0.03)	(0.06)	(0.06)		(0.18)		(0.14)		(0.01)
Net realized and unrealized gain (loss) on investments	1.04	(0.02)	0.44		(0.31)		6.53		(0.44)
Total from investment operations	1.01	(0.08)	0.38		(0.49)		6.39		(0.45)
Less distributions from:
Net investment income	—	—	—		(0.10)		(0.00	) (5)	—
Net realized gains	—	(0.34)	(0.55)		(1.58)		(0.35)		—
Total distributions	—	(0.34)	(0.55)		(1.68)		(0.35)		—
Net asset value, end of period	$13.84	$12.83	$13.25		$13.42		$15.59		$9.55
Total return (3)(10)	7.87%	(0.56)%	3.22%		(2.47)%		67.02%		(4.50)%
Net assets, at end of period (000s)	$73,713	$94,358	$75,021		$29,483		$26,404		$1,601
Ratio of gross expenses to average net assets before expense reimbursement (4)(9)	1.75%	1.65%	1.75	% (8)	1.86	% (7)	2.53	% (6)	24.14%
Ratio of net expenses to average net assets after expense reimbursement (9)	1.40%	1.40%	1.40	% (8)	1.41	% (7)	1.41	% (6)	1.40%
Ratio of net investment loss to average net assets (9)	(0.45)%	(0.40)%	(0.47	)% (8)	(1.21	)% (7)	(0.96	)% (6)	(0.23)%
Portfolio Turnover Rate (10)	80%	134%	142%		167%		141%		215%

(1)	The AlphaCentric Life Sciences and Healthcare Fund Class I commenced operations on November 29, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Less than $0.01

(6)	Includes 0.01% for the year ended March 31, 2021 attributable to extraordinary expenses which are not subject to waiver by the adviser.

(7)	Includes 0.01% for the year ended March 31, 2022 attributed to line of credit fees which are not subject to waiver by the adviser.

(8)	Includes 0.00% for the year ended March 31, 2023 attributed to line of credit fees which are not subject to waiver by the adviser.

(9)	Annualized for periods less than one year.

(10)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

AlphaCentric Real Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended		Year Ended	Period Ended
	September 30, 2024	March 31,		March 31,	March 31,
Class A (SIIAX)	(Unaudited)	2024		2023	2022 (1)
Net asset value, beginning of period	$16.38	$14.86		$17.67	$18.48
Activity from investment operations:
Net investment income (2)	0.48	0.83		0.70	0.40
Net realized and unrealized gain (loss) on investments	0.81	1.73		(2.54)	(0.38	) (6)
Total from investment operations	1.29	2.56		(1.84)	0.02
Less distributions from:
Net investment income	(0.52)	(1.04)		(0.75)	(0.55)
Net realized gains	—	—		—	(0.18)
Return of capital	—	—		(0.22)	(0.10)
Total distributions	(0.52)	(1.04)		(0.97)	(0.83)
Net asset value, end of period	$17.15	$16.38		$14.86	$17.67
Total return (3)(10)	8.04%	17.77%		(10.58)%	0.02%
Net assets, at end of period (000s)	$2,109	$1,257		$467	$246
Ratio of gross expenses to average net assets before expense reimbursement (4)(5)(9)	2.35%	2.27	% (8)	2.37%	2.37	% (7)
Ratio of net expenses to average net assets after expense reimbursement (5)(9)	1.74%	1.74	% (8)	1.74%	1.75	% (7)
Ratio of net investment income to average net assets (5)(9)	5.77%	5.21	% (8)	4.42%	2.64	% (7)
Portfolio Turnover Rate (10)	9%	44%		22%	20%

(1)	The AlphaCentric Real Income Fund Class A commenced operations on May 28, 2021.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	The amount of net realized and unrealized gain (loss) on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the

(7)	Includes 0.01% for the period ended March 31, 2022 attributed to line of credit fees which are not subject to waiver by the adviser.

(8)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(9)	Annualized for periods less than one year.

(10)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

AlphaCentric Real Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended		Year Ended	Period Ended
	September 30, 2024	March 31,		March 31,	March 31,
Class C (SIICX)	(Unaudited)	2024		2023	2022 (1)
Net asset value, beginning of period	$16.34	$14.83		$17.64	$18.48
Activity from investment operations:
Net investment income (2)	0.40	0.68		0.51	0.21
Net realized and unrealized gain (loss) on investments	0.83	1.76		(2.47)	(0.31) (6)
Total from investment operations	1.23	2.44		(1.96)	(0.10)
Less distributions from:
Net investment income	(0.46)	(0.93)		(0.65)	(0.47)
Net realized gains	—	—		—	(0.18)
Return of capital	—	—		(0.20)	(0.09)
Total distributions	(0.46)	(0.93)		(0.85)	(0.74)
Net asset value, end of period	$17.11	$16.34		$14.83	$17.64
Total return (3)(10)	7.68%	16.88%		(11.24)%	(0.61)%
Net assets, at end of period (000s)	$2,501	$1,850		$983	$563
Ratio of gross expenses to average net assets before expense reimbursement(4)(5)(9)	3.10%	3.02	% (8)	3.12%	3.12	% (7)
Ratio of net expenses to average net assets after expense reimbursement (5)(9)	2.49%	2.49	% (8)	2.49%	2.50	% (7)
Ratio of net investment income to average net assets (5)(9)	4.85%	4.35	% (8)	3.26%	1.41	% (7)
Portfolio Turnover Rate (10)	9%	44%		22%	20%

(1)	The AlphaCentric Real Income Fund Class C commenced operations on May 28, 2021.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	The amount of net realized and unrealized gain (loss) on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the

(7)	Includes 0.01% for the period ended March 31, 2022 attributed to line of credit fees which are not subject to waiver by the adviser.

(8)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(9)	Annualized for periods less than one year.

(10)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

AlphaCentric Real Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended		Year Ended	Period Ended
	September 30, 2024	March 31,		March 31,	March 31,
Class I (SIIIX)	(Unaudited)	2024		2023	2022 (1)
Net asset value, beginning of period	$16.41	$14.89		$17.69	$18.48
Activity from investment operations:
Net investment income (2)	0.47	0.83		0.62	0.35
Net realized and unrealized gain (loss) on investments	0.85	1.77		(2.42)	(0.29	) (6)
Total from investment operations	1.32	2.60		(1.80)	0.06
Less distributions from:
Net investment income	(0.54)	(1.08)		(0.77)	(0.56)
Net realized gains	—	—		—	(0.18)
Return of capital	—	—		(0.23)	(0.11)
Total distributions	(0.54)	(1.08)		(1.00)	(0.85)
Net asset value, end of period	$17.19	$16.41		$14.89	$17.69
Total return (3)(10)	7.68%	18.00%		(10.29)%	0.23%
Net assets, at end of period (000s)	$54,571	$53,708		$46,511	$45,539
Ratio of gross expenses to average net assets before expense reimbursement (4)(5)(9)	2.10%	2.02	% (8)	2.12%	2.12	% (7)
Ratio of net expenses to average net assets after expense reimbursement (5)(9)	1.49%	1.49	% (8)	1.49%	1.50	% (7)
Ratio of net investment income to average net assets (5)(9)	5.73%	5.30	% (8)	3.91%	2.25	% (7)
Portfolio Turnover Rate (10)	9%	44%		22%	20%

(1)	The AlphaCentric Real Income Fund Class I commenced operations on August 1, 2011 and financial highlights above does not include performance prior to May 28, 2021 when Class I shares were previously shares of a private fund.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	The amount of net realized and unrealized gain (loss) on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the

(7)	Includes 0.01% for the period ended March 31, 2022 attributed to line of credit fees which are not subject to waiver by the adviser.

(8)	Includes 0.00% for the year ended March 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(9)	Annualized for periods less than one year.

(10)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
September 30, 2024

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of thirty-five series. These financial statements include the following series: AlphaCentric Income Opportunities Fund, AlphaCentric Premium Opportunity Fund, AlphaCentric Robotics and Automation Fund, AlphaCentric Symmetry Strategy Fund, AlphaCentric Life Sciences and Healthcare Fund and AlphaCentric Real Income Fund. Each series is individually referred to as a “Fund” or collectively as the “Funds” throughout these financial statements. The AlphaCentric Symmetry Strategy Fund is registered as a non-diversified series of the Trust. The AlphaCentric Income Opportunities Fund, AlphaCentric Premium Opportunity Fund, AlphaCentric Robotics and Automation Fund, AlphaCentric Life Sciences and Healthcare Fund and AlphaCentric Real Income Fund are diversified series of the Trust. The Funds’ investment adviser is AlphaCentric Advisors, LLC (the “Adviser” or “AlphaCentric”).

AlphaCentric Income Opportunities Fund (“AIOF”), commenced operations on May 28, 2015. AIOF’s investment objective is current income. The Fund’s sub-advisor is Garrison Point Capital, LLC.

AlphaCentric Premium Opportunity Fund (“APOF”) , commenced operations as a series of the Trust on September 30, 2016. The predecessor fund of APOF Class I commenced operations on August 31, 2011, as a private investment fund. APOF’s investment objective is long-term capital appreciation.

AlphaCentric Robotics and Automation Fund (“ARAF”), commenced operations on May 31, 2017. ARAF’s investment objective is long-term capital appreciation. Effective December 1, 2018, the Fund’s sub-advisor is Contego Capital Group, Inc.

AlphaCentric Symmetry Strategy Fund (“ASSF”), class A and C commenced operations on August 8, 2019, and Class I commenced operations on September 1, 2014. ASSF’s investment objective is capital appreciation. The Fund’s sub-advisor is Mount Lucas Management LP.

AlphaCentric Life Sciences and Healthcare Fund (“ALSHF”), commenced operations on November 29, 2019. ALSHF’s investment objective is long-term capital appreciation. The Fund’s sub-advisor is LifeSci Fund Management LLC.

AlphaCentric Real Income Fund (“ARIF”), commenced operations on May 28, 2021. ARIF’s investment objective is total return through current income and capital appreciation. The Fund’s sub-advisor is Goshen Rock Capital, LLC.

Each Fund offers three classes of shares, Class A, Class C and Class I. Each share class represents an interest in the same assets of the respective Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 - Financial Services – Investment Companies including FASB Accounting Standards Update (“ASU”) 2013-08.

a)        Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represent fair value. Investments in total return swap contracts are priced daily based on the underlying equity securities held in the

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

swap. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap.

Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the net asset value (“NAV”) is determined will be valued using alternative market prices provided by a pricing service.

In certain circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of September 30, 2024 for the Funds’ assets and liabilities measured at fair value:

AIOF
Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Non-Agency Residential Mortgage Backed Securities	$—	$292,378,427	$—	$292,378,427
Short-Term Investment	9,598,845	—	—	9,598,845
Total	$9,598,845	$292,378,427	$—	$301,977,272

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

APOF
Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
U.S. Government & Agencies	$—	$22,261,386	$—	$22,261,386
Short-Term Investments	8,897,176	—	—	8,897,176
Call Options Purchased	2,471,297	—	—	2,471,297
Put Options Purchased	245,343	—	—	245,343
Unrealized Appreciation on Open Futures Contracts	1,136,136	—	—	1,136,136
Total	$12,749,952	$22,261,386	$—	$35,011,338

Liabilities
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Call Options Written	$1,872,184	$—	$—	$1,872,184
Put Options Written	102,745	—	—	102,745
Unrealized Depreciation on Open Futures Contracts	14,452	—	—	14,452
Total	$1,989,381	$—	$—	$1,989,381

ARAF
Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$12,935,208	$—	$—	$12,935,208
Investment Purchased as Securities Lending Collateral (b)	—	—	—	3,240,513
Money Market Fund	703,930	—	—	703,930
Total	$13,639,138	$—	$—	$16,879,651

ASSF
Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$12,192,695	$—	$—	$12,192,695
Exchange-Traded Funds	14,236,620	—	—	14,236,620
U.S. Government & Agencies	—	6,971,454	—	6,971,454
Short-Term Investment	4,064,644	—	—	4,064,644
Unrealized Appreciation on Open Futures Contracts	1,855,959	—	—	1,855,959
Unrealized Appreciation on Swap Contracts	—	8,932	—	8,932
Total	$32,349,918	$6,980,386	$—	$39,330,304

Liabilities
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Unrealized Depreciation on Open Futures Contracts	$437,321	$—	$—	$437,321
Unrealized Depreciation on Swap Contracts	—	50	—	50
Total	$437,321	$50	$—	$437,371

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

ALSHF
Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$74,557,473	$—	$—	$74,557,473
Short-Term Investments	7,319,370	—	—	7,319,370
Total	$81,876,843	$—	$—	$81,876,843

ARIF
Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$24,340,445	$—	$—	$24,340,445
Preferred Stocks	8,993,303	—	—	8,993,303
Asset Backed Securities	—	7,036,394	—	7,036,394
Collateralized Mortgage Obligations	—	229,937	—	229,937
Convertible Bonds	—	2,139,269	—	2,139,269
Corporate Bonds	—	2,465,425	—	2,465,425
U.S. Government & Agencies	—	1,245,623	—	1,245,623
Short-Term Investment	12,325,783	—	—	12,325,783
Total	$45,659,531	$13,116,648	$—	$58,776,179

(a)	All ETFs held in the Fund are Level 1 securities. For a detailed break-out of ETFs by major index classification, please refer to the Schedules of Investments.

(b)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

+	See Schedules of Investments for industry classification.

*	Derivative instruments include cumulative net unrealized appreciation (depreciation) on futures contracts open as of September 30, 2024.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward foreign currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign currency contracts are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency contracts in the Statements of Operations.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For the six months ended September 30, 2024, APOF and ASSF invested in futures contracts.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

Swap Agreements – The Funds that invest in swaps are subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing their investment objective. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Periodic payments and receipts and liquidation payments received or made at the termination of the swap agreement are recorded as realized gains or losses on the Statements of Operations. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. For the six months ended September 30, 2024 only ASSF invested in swap contracts.

Accounting for Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked- to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options). For the six months ended September 30, 2024, APOF invested in options.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at September 30, 2024 was as follows:

				Fair value of
Fund	Derivative	Risk Type	Location of derivatives on Statement of Assets and Liabilities	asset/liability derivatives
APOF
	Future Contracts	Equity	Unrealized appreciation on open futures contracts	$1,136,136
	Future Contracts	Equity	Unrealized depreciation on open futures contracts	(14,452)
			Total	$1,121,684

	Options Purchased	Equity	Investments, At Value	2,716,640
			Total	$2,716,640

	Options Written	Equity	Options Written	1,974,929
			Total	$1,974,929

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

			Location of derivatives on Statement of Assets and Liabilities	Fair value of
Fund	Derivative	Risk Type	(Consolidated)	asset/liability derivatives
ASSF
	Credit Default Swap Contracts	Equity	Unrealized appreciation on swap contracts	$8,932
	Credit Default Swap Contracts	Equity	Unrealized depreciation on swap contracts	(50)
			Total	$8,882

	Future Contracts	Commodity	Unrealized appreciation on open futures contracts	$633,438
		Currency	Unrealized appreciation on open futures contracts	258,342
		Equity	Unrealized appreciation on open futures contracts	35,617
		Interest	Unrealized appreciation on open futures contracts	928,562
	Future Contracts	Commodity	Unrealized depreciation on open futures contracts	(307,018)
		Currency	Unrealized depreciation on open futures contracts	(43,302)
		Equity	Unrealized depreciation on open futures contracts	(2,005)
		Interest	Unrealized depreciation on open futures contracts	(84,996)
			Total	$1,418,638

The effect of derivative instruments on the Statements of Operations for the six months ended September 30, 2024 were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
APOF
	Future Contracts	Equity	Net realized gain (loss) from Futures Contracts	$92,468
	Future Contracts	Equity	Net change in unrealized appreciation (depreciation) on Futures Contracts	551,470
			Total	$643,938

	Options Purchased	Equity	Net realized gain (loss) from Investments	$(959,982)
	Options Purchased	Equity	Net change in unrealized appreciation (depreciation) on Investments	1,298,431
			Total	$338,449

	Options Written	Equity	Net realized gain (loss) from Options Written	$798,660
	Options Written	Equity	Net change in unrealized appreciation (depreciation) on Options Written	(881,429)
			Total	$(82,769)

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives (Consolidated)	gain (loss) on derivatives
ASSF
	Credit Default Swap Contracts	Equity	Net realized gain (loss) from Swap Contracts	$34,508
	Credit Default Swap Contracts	Equity	Net change in unrealized appreciation (depreciation) on Swap Contracts	8,553
			Total	$43,061

	Future Contracts	Commodity	Net realized gain (loss) from Futures Contracts	$(383,335)
		Currency	Net realized gain (loss) from Futures Contracts	(278,335)
		Equity	Net realized gain (loss) from Futures Contracts	90,125
		Interest	Net realized gain (loss) from Futures Contracts	(406,775)
			Total	$(978,320)

	Future Contracts	Commodity	Net change in unrealized appreciation (depreciation) on Futures Contracts	$50,670

		Currency	Net change in unrealized appreciation (depreciation) on Futures Contracts	(2,664)

		Equity	Net change in unrealized appreciation (depreciation) on Futures Contracts	4,559
		Interest	Net change in unrealized appreciation (depreciation) on Futures Contracts	773,132
			Total	$825,697

			Total	$(152,623)

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

During the six months ended September 30, 2024, APOF was subject to a master netting arrangement for the futures. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2024.

APOF
					Gross Amounts of Assets and Liabilities Not Offest in
					the Statement of Assets and Liabilities
		Gross Amounts	Gross Amounts
		Recognized in	Offset in the	Net Amounts
		the Statements	Statements of	Presented in the
		of Assets and	Assets and	Statements of Assets	Financial	Cash Collateral
Assets:	Counterparty	Liabilities	Liabilities	and Liabilities	Instruments	Pledged/Received(1)	Net Amount
Futures Contracts	StoneX Financial Inc.	$1,136,136	$—	$1,136,136	$(14,452)	$—	$1,121,684
Total		$1,136,136	$—	$1,136,136	$(14,452)	$—	$1,121,684	(2)
Liabilities:
Futures Contracts	StoneX Financial Inc.	$14,452	$—	$14,452	$(14,452)	$—	$—
Total		$14,452	$—	$14,452	$(14,452)	$—	$—	(2)

(1)	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

(2)	Total reflects net amount offset with StoneX Financial Inc..

During the six months ended September 30, 2024, ASSF was subject to a master netting arrangement for the futures and swaps. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2024.

ASSF
					Gross Amounts of Assets and Liabilities Not Offset in
					the Consolidated Statement of Assets and Liabilities
		Gross Amounts
		Recognized in	Gross Amounts
		the	Offset in the	Net Amounts
		Consolidated	Consolidated	Presented in the
		Statements of	Statements of	Consolidated
		Assets and	Assets and	Statements of Assets	Financial	Cash Collateral
Assets:	Counterparty	Liabilities	Liabilities	and Liabilities	Instruments	Pledged/Received(1)	Net Amount
Futures Contracts	Societe Generale	$1,855,959	$—	$1,855,959	$(437,321)	$—	$1,418,638
Swap Contracts	Societe Generale	8,932	—	8,932	(50)	—	8,882
Total		$1,864,891	$—	$1,864,891	$(437,371)	$—	$1,427,520	(2)
Liabilities:
Futures Contracts	Societe Generale	$437,321	$—	$437,321	$(437,321)	$—	$—
Swap Contracts	Societe Generale	50	—	50	(50)	—	—
Total		$437,371	$—	$437,371	$(437,371)	$—	$—	(2)

(1)	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

(2)	Total reflects net amount offset with Societe Generale.

The value of derivative instruments outstanding as of September 30, 2024 as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the six months ended September 30, 2024, as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the APOF and ASSF.

b)         Federal Income Tax – The Funds qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

During the six months ended September 30, 2024, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations as incurred. As of September 30, 2024, the Funds did not incur any interest or penalties. The Trust’s officers have analyzed the Fund’s tax positions and has

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended March 31, 2021 to March 31, 2023, or expected to be taken in the Funds’ March 31, 2024 year-end tax returns.

c)         Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually for APOF, ARAF, ASSF and ALSHF. AIOF and ARIF make monthly dividend distributions from net investment income. Distributable net realized gains, if any, are declared and distributed annually.

d)         Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Distribution fees are charged to each respective share class in accordance with the distribution plan.

e)       Other – Investment and shareholder transactions are recorded on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities utilizing the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes and capital gains on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

f)         Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

g)       Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h)       Sales charges (loads) – A maximum sales charge of 5.75% is imposed on Class A shares of the APOF, ARAF, ASSF, and ALSHF. A maximum sales charge of 4.75% is imposed on Class A shares of AIOF and ARIF. Investments in Class A shares in all Funds made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For six months ended September 30, 2024, there were $0 CDSC fees paid.

i)        Short Sales – The Funds may sell securities short. A short sale is a transaction in which the Funds sell securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Funds must arrange through a broker to borrow the securities and, in so doing, the Funds become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Funds will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Funds purchased the securities to replace the borrowed securities that have been sold.

j)       Cash and Cash Equivalents – The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Consolidation of Subsidiaries – ACSSF Fund Limited (“ASSF-CFC”) - The Consolidated Financial Statements of ASSF include the accounts of ASSF-CFC, which is a wholly-owned and controlled foreign subsidiary. ASSF consolidates the results of subsidiaries in which ASSF holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, ASSF may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as ASSF’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

ASSF may invest up to 25% of its total assets in ASSF-CFC, which acts as an investment vehicle in order to effect certain investments consistent with ASSF’s investment objectives and policies.

A summary of ASSF’s investments in ASSF-CFC is as follows:

	Inception
	Date of	ASSF-CFC’s Net Assets at	% of Net Assets at
	ASSF-CFC	September 30, 2024	September 30, 2024
ASSF-CFC	8/8/2019	$3,809,058	9.36%

ASSF-CFC utilizes commodity-based derivative products to facilitate ASSF’s pursuit of its investment objectives. In accordance with its investment objectives and through their exposure to the aforementioned commodity-based derivative products, ASSF may have increased or decreased exposure to one or more of the following risk factors defined below:

Taxation Risk – By investing in commodities indirectly through ASSF-CFC, ASSF obtains exposure to the commodities markets within the federal tax requirements that apply to ASSF.

For tax purposes, ASSF-CFC is an exempted Cayman investment company. ASSF-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, ASSF-CFC is a controlled foreign corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, ASSF-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the ASSF’s investment company taxable income.

(2)	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2024, aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
AIOF	$13,274,124	$83,897,917
APOF	$—	$—
ARAF	$3,835,842	$15,806,720
ASSF	$33,844,613	$110,038,617
ALSHF	$36,866,990	$64,735,983
ARIF	$4,286,269	$11,847,512

(3)	INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AlphaCentric acts as investment adviser to the Funds pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) with the Trust. Under the terms of the Advisory Agreement, the Adviser manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The investment sub-advisers are responsible for the day-to-day management of their Fund’s portfolios. The Adviser provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment advisory services, the Funds pay to the Adviser, as of the last day of each month, an annualized fee detailed in the table below. Such fees are computed daily based upon daily average net assets of the respective Fund. The Adviser pays expenses incurred by it in connection with acting as investment adviser to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Advisory Agreement).

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

The Adviser and the Trust, with respect to the Funds, have entered into Expense Limitation Agreements (the “Limitation”), approved annually, under which the Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) that do not exceed the expense limitation shown in the table below, which is based on each Fund’s average daily net assets.

		Expense Limitation
							Advisory Fees
	Advisory						Waived/ Expenses
Fund	Agreement	Class A	Class C	Class I	Expires	Total Advisory fee	Reimbursed
AIOF	1.30%	1.74%	2.49%	1.49%	July 31, 2025	$1,989,142	$165,453
APOF	1.75%	2.24%	2.99%	1.99%	July 31, 2025	593,527	83,667
ARAF	1.25%	1.65%	2.40%	1.40%	July 31, 2025	105,005	95,344
ASSF	1.35%	1.85%	2.60%	1.60%	July 31, 2025	267,407	70,942
ALSHF	1.25%	1.65%	2.40%	1.40%	July 31, 2025	544,875	152,825
ARIF	1.50%	1.74%	2.49%	1.49%	July 31, 2025	423,289	171,417

For the six months ended September 30, 2024, the Adviser waived management fees and reimbursed expenses. The Adviser may recapture a portion of the waived and/or reimbursed amounts. The Adviser may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver and the Limitation in effect at the time of recoupment, no later than the dates as stated below:

Fund	2025	2026	2027
AIOF	$7,341,886	$3,130,818	$686,763
APOF	$30,209	$164,482	$153,036
ARAF	$170,674	$211,574	$199,793
ASSF	$132,579	$48,215	$138,723
ALSHF	$148,768	$165,498	$245,808
ARIF	$132,356	$287,380	$296,073

Pursuant to the Management Services Agreement between the Trust and Mfund Services LLC (“Mfund”), an affiliate of the Adviser, MFund provides the Funds with various management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $ 100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out of pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Legal administration/management services fees.”

Pursuant to the Compliance Services Agreement, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 for each additional fund; $400 for each adviser and sub-adviser; and .0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance officer fees.”

A trustee of the Trust is also the controlling member of MFund, the Adviser and Catalyst Capital Advisors, LLC (an investment adviser to other series of the Trust) and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act (the “Independent Trustees”), are paid a quarterly retainer and receive compensation for each special board meeting and risk and compliance committee meeting. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairmen of the Trust’s Audit Committee and Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each trustee and officer for his or her travel and other expenses related to attendance at such meetings.

Ultimus Fund Solutions, LLC (“UFS”) provides financial administration, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Certain officers of the Trust are also employees of UFS and MFund, and are not paid any fees directly by the Trust for serving in such capacity.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

The Trust has adopted a Master Distribution Plan pursuant to rule 12b- 1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (“NLD”) and the Adviser for distribution related expenses. Brokers may receive a 1.00% commission from NLD for the sale of Class C shares.

For the six months ended September 30, 2024, the Distributor received the following in underwriter commissions from the sale of Class A shares of the Funds:

Underwriter
Fund	Commissions
AIOF	$4,763
APOF	$1,069
ARAF	$1,274
ASSF	$290
ALSHF	$4,854
ARIF	$28,284

(4)	CREDIT FACILITY

Effective January 25, 2023, the trust amended the Revolving Credit Agreement and entered into a new revolving, uncommitted $125,000,000 line of credit with U.S. Bank National Association (the “2023 Revolving Credit Agreement”) that applies to all of the Funds, that expired on January 24, 2024. Borrowings under the 2023 Revolving Credit Agreement bear an interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the period January 25, 2023 through January 24, 2024, amounts outstanding to Funds under the credit facility at no time were permitted to exceed in the aggregate the lessor of (a) $125,000,000; (b) 15% gross market value of AIOF, APOF, ARAF, ASSF, ALSHF and ARIF; or (c) 33.33% of a Fund’s daily market value.

Effective January 24, 2024, the trust amended the Revolving Credit Agreement and entered into a new revolving, uncommitted $100,000,000 line of credit with U.S. Bank National Association (the “2024 Revolving Credit Agreement”) that applies to all of the Funds, that is set to expire on January 22, 2025. Borrowings under the 2024 Revolving Credit Agreement bear an interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the period January 24, 2024 through September 30, 2024, amounts outstanding to Funds under the credit facility at no time were permitted to exceed in the aggregate the lessor of (a) $100,000,000; (b) 15% gross market value of AIOF, APOF, ARAF, ASSF, ALSHF and ARIF; or (c) 33.33% of a Fund’s daily market value. APOF, ASSF, ALSHF and ARIF did not borrow during the six months ended September 30, 2024. For the six months ended September 30, 2024, amounts outstanding to AIOF and ARAF were as follows:

	Periods the line of credit	Interest	Outstanding	Average	Average	Maximum	Maximum
Fund	was drawn on:	Expense	Borrowings	Borrowings	Borrowings Rate	Borrowings	Borrowings Rate
AIOF	4/1/2024-8/21/2024	$104,575	$—	$14,341,714	7.50%	$29,750,000	7.50%
ARAF	5/3/2024-5/31/2024	8,985	—	1,597,333	7.50%	2,500,000	7.50%

(5)	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under section 2(a)(9) of the 1940 Act. As of September 30, 2024, Charles Schwab owned 38.2% of AIOF. LPL Financial owned 29.2% of APOF. National Financial Services LLC owned 50.8% of ARAF. Hartz Capital Investments LLC owned 70.5% of ASSF. Charles Schwab owned 35.4% of ALSHF. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Hartz Capital Investments LLC, Charles Schwab & Co. Inc., and National Financial Services LLC are also owned beneficially.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

(6)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS TO CAPITAL

The tax character of fund distributions paid for the period ended March 31, 2024 (for the tax period-ended November 30, 2023 for the AlphaCentric Income Opportunities Fund) and March 31, 2023 (for the tax period-ended November 30, 2022 for the AlphaCentric Income Opportunities Fund) was as follows:

For the period ended March 31, 2024:

	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
AlphaCentric Income Opportunities Fund	$19,949,538	$—	$18,596,048	$—	$38,545,586
AlphaCentric Premium Opportunity Fund	—	—	—	—	—
AlphaCentric Robotics and Automation Fund	—	—	—	—	—
AlphaCentric Symmetry Strategy Fund	792,289	—	—	—	792,289
AlphaCentric LifeSci Healthcare Fund	2,693,130	—	—	—	2,693,130
AlphaCentric Strategic Income Fund	2,952,718	850,799	—	—	3,803,517

For the period ended March 31, 2023:

	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
AlphaCentric Income Opportunities Fund	$47,153,857	$—	$40,594,714	$—	$87,748,571
AlphaCentric Premium Opportunity Fund	—	—	—	—	—
AlphaCentric Robotics and Automation Fund	—	1,539,010	—	—	1,539,010
AlphaCentric Symmetry Strategy Fund	4,190,411	561,388	—	—	4,751,799
AlphaCentric LifeSci Healthcare Fund	2,198,833	—	—	—	2,198,833
AlphaCentric Strategic Income Fund	1,811,372	363,940	710,339	—	2,885,651

As of each Fund’s tax year-ended of March 31, 2024 (for the tax period-ended November 30, 2023, for the AlphaCentric Income Opportunities Fund), the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
AlphaCentric Income Opportunities Fund	$—	$—	$—	$—	$(340,976,531)	$—	$50,850,974	$(290,125,557)
AlphaCentric Premium Opportunity Fund	—	1,377,753	—	—	(3,024,578)	—	120,512	(1,526,313)
AlphaCentric Robotics and Automation Fund	—	—	—	(1,559,877)	(4,299,806)	—	4,891,021	(968,662)
AlphaCentric Symmetry Strategy Fund	—	—	—	(222,586)	(3,310,262)	275,750	2,428,215	(828,883)
AlphaCentric LifeSci Healthcare Fund	—	—	—	(1,842,585)	—	—	(7,604,889)	(9,447,474)
AlphaCentric Strategic Income Fund	—	—	—	(8,012)	—	—	(1,236,358)	(1,244,370)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains, and unrealized appreciation(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open 1256 futures and options, swaps, and passive foreign investment companies, and adjustments for partnerships, and the ASSF Fund’s wholly owned subsidiary.

The unrealized appreciation in the table above includes unrealized foreign currency gains (losses) of $340, $(714) and $(336) for AlphaCentric Robotics and Automation Fund, AlphaCentric Symmetry Strategy Fund and AlphaCentric Life Sciences and Healthcare Fund, respectively

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
AlphaCentric Income Opportunities Fund	$—
AlphaCentric Premium Opportunity Fund	—
AlphaCentric Robotics and Automation Fund	112
AlphaCentric Symmetry Strategy Fund	222,586
AlphaCentric LifeSci Healthcare Fund	63,689
AlphaCentric Strategic Income Fund	8,012

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
AlphaCentric Income Opportunities Fund	$—
AlphaCentric Premium Opportunity Fund	—
AlphaCentric Robotics and Automation Fund	1,559,765
AlphaCentric Symmetry Strategy Fund	—
AlphaCentric LifeSci Healthcare Fund	1,778,896
AlphaCentric Strategic Income Fund	—

At March 31, 2024, the Funds (for the tax period-ended November 30, 2023, for the AlphaCentric Income Opportunities Fund) had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carry forwards utilized as follows:

Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
AlphaCentric Income Opportunities Fund	$340,976,531	$—	$340,976,531	$28,112,858
AlphaCentric Premium Opportunity Fund	1,288,851	1,735,727	3,024,578	9,236,458
AlphaCentric Robotics and Automation Fund	3,404,941	894,865	4,299,806	—
AlphaCentric Symmetry Strategy Fund	702,356	2,607,906	3,310,262	—
AlphaCentric LifeSci Healthcare Fund	—	—	—	—
AlphaCentric Strategic Income Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, distributions in excess, and the ASSF Fund’s wholly owned subsidiary, resulted in reclassifications for the Funds for the year ended March 31, 2024 (except for the AlphaCentric Income Opportunities Fund in which its tax period-ended November 30, 2023 has been adjusted for March 31, 2024 activity) as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
AlphaCentric Income Opportunities Fund	$(10,443,844)	$10,443,844
AlphaCentric Premium Opportunity Fund	—	—
AlphaCentric Robotics and Automation Fund	(66,164)	66,164
AlphaCentric Symmetry Strategy Fund	433,669	(433,669)
AlphaCentric LifeSci Healthcare Fund	(121,518)	121,518
AlphaCentric Strategic Income Fund	—	—

(7)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Tax Net Unrealized
	Cost for Federal	Unrealized	Unrealized	Appreciation/
Portfolio	Tax purposes	Appreciation	Depreciation	(Depreciation)
AlphaCentric Income Opportunities Fund	$235,526,466	$80,084,377	$(13,633,571)	$66,450,806
AlphaCentric Premium Opportunity Fund	32,265,485	2,471,555	(2,851,219)	(379,664)
AlphaCentric Robotics and Automation Fund	17,449,027	2,640,019	(3,209,395)	(569,376)
AlphaCentric Symmetry Strategy Fund	35,534,177	4,218,116	(765,899)	3,452,217
AlphaCentric Life Sciences and Healthcare Fund	82,486,654	10,213,718	(10,823,529)	(609,811)
AlphaCentric Real Income Fund	59,176,890	3,449,599	(3,850,310)	(400,711)

(8)	UNDERLYING FUND RISK

The Funds in the normal course of business make investments in financial instruments and derivatives where the risk of potential loss exists due to changes in the market or failure or inability of the counterparty to a transaction to perform. See below for a detailed description of select principal risks.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

Wholly-Owned Subsidiary Risk: ASSF-CFC is not registered under the 1940 Act and is not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which ASSF and ASSF-CFC, respectively, are organized, could result in the inability of ASSF and/or ASSF-CFC to operate as described in the Prospectus and could negatively affect ASSF and their shareholders. Your cost of investing in ASSF will be higher because you indirectly bear the expenses of ASSF-CFC.

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in high yield fixed-income securities (also known as “junk bonds”), which are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Swap Counterparty Credit Risk: The Funds are subject to credit risk on the amount the Funds expect to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges, clearinghouse, as counter party, guarantees against default.

Commodity Risk: Investing in the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Exchanges Risk: A portion of the derivatives trades made by the Funds may take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Fixed Income Risk: When the Funds invest in fixed income securities, the value of your investment in each will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Funds. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to each Fund and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. These risks could affect the value of a particular investment by each Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Futures and Forwards Contract Risk: For APOF and ASSF the successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Derivatives Risk: APOF and ASSF may use derivatives (including options, futures, forwards, swaps and options on futures) to enhance returns or hedge against market declines. Each Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Options Risk: There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, APOF assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. If unhedged, the Fund’s written calls exposes it to potentially unlimited losses.

Market Risk: Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate-change or climate-related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

Please refer to each Fund’s prospectus for a full listing of risks associated with the investments.

(9)	SECURITIES LENDING

ARAF has entered into a Securities Lending Agreement with the US Bank NA (“US Bank”). ARAF can lend its securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. The cash collateral is invested in short-term investments as noted in the ARAF’s Schedule of Investments. ARAF also continues to receive interest or dividends on the securities loaned. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to ARAF. A portion of the income generated by the investment in ARAF’s collateral, net of any rebates paid by US Bank to the borrowers is remitted to US Bank as lending agent and the remainder is paid to ARAF.

Although risk is mitigated by the collateral, the ARAF could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Should the borrower of the securities fail financially, ARAF has the right to repurchase the securities using the collateral in the open market.

ARAF receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. ARAF held $3,240,513 as of September 30, 2024. The remaining contractual maturity of all securities lending transactions is overnight and continuous. ARAF is not subject to a master netting agreement with respect to securities lending; therefore no additional disclosures are required. The income earned by ARAF on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the ARAF’s Statement of Operations.

AlphaCentric Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of September 30, 2024:

Gross Amounts Not Offset in the
Statement of Assets & Liabilities
Net Amounts of
		Gross Amounts	Assets
		Offset in the	Presented in the
	Gross Amounts	Statement of	Statement of	Financial	Non-Cash
	of Recognized	Assets &	Assets &	Instruments	Collateral		Net Amount of
Assets:	Assets	Liabilities	Liabilities	Pledged	Received *		Assets
ARAF
Description:
Securities Loaned	$3,110,048	$—	$3,110,048		$3,110,048	*	$—
Total	$3,110,048	$—	$3,110,048	$—	$3,110,048		$—

*	The amount is limited to the asset balance and accordingly does not include excess collateral pledged.

The fair value of the securities loaned for ARAF totaled $3,110,048 as of September 30, 2024. The securities loaned are noted in the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes cash collateral received and reinvested that totaled $3,240,513 for ARAF at September 30, 2024. This amount is offset by a liability recorded as “Payable upon return of securities loaned.” The contractual maturity of securities lending transactions is on an overnight and continuous basis. The Funds cannot pledge or resell the collateral.

(10)	LEGAL PROCEEDINGS

On July 30, 2020, an investor in AIOF filed a putative class action in Florida state court, naming the adviser, the Trust, and others as defendants. Plaintiff alleges that AIOF misrepresented that it held no more than 15% of its assets in illiquid securities, among other things, and asserts violations of Sections I I, 12(a)(2) and 15 of the Securities Act of 1933. The Florida action was dismissed it prejudice on September 22, 2021.

On October 14, 2020, the same. Plaintiff filed a nearly identical putative class action in New York State Court against the same defendants. That complaint was amended on February 26, 2021, which added two additional defendants, including sub-advisor Garrison Point LLC. On February 16, 2023, the New York court dismissed all but one claim for failure to state a claim. The defendants believe the remaining claim is meritless and intend to contest it vigorously. An estimated $1,667,127 that is subject to insurance reimbursement in connection with this action is listed in the Statement of Assets and Liabilities for AIOF under “Due from insurance”.

(11)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements or than the following:

Effective November 1, 2024, the Fund’s name will change to “AlphaCentric Life Sciences and Healthcare Fund”. Also effective November 1, 2024, Kennedy Capital Management LLC (“KCM”) will replace LifeSci Fund Management LLC (“LifeSci”) as the sub-advisor of the Fund.

Effective November 1, 2024, the Fund’s name will change to “AlphaCentric Real Income Fund”. Also effective November 1, 2024, CrossingBridge Advisors, LLC (“CrossingBridge”) will replace Goshen Rock Capital, LLC (“GRC”) as the sub-advisor of the Fund.

Mutual Fund Series Trust
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

ADVISER
AlphaCentric Advisors, LLC
53 Palmeras Street, Suite 601
San Juan, PR 00901

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1835 Market St.
Suite 310
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
U.S. Bank
1555 N. Rivercenter Drive. Suite 302
Milwaukee, WI 53212

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By (Signature and Title)
/s/ Michael Schoonover
Michael Schoonover, Principal Executive Officer/President

Date	12/09/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Michael Schoonover
Michael Schoonover, Principal Executive Officer/President

Date	12/09/24

By (Signature and Title)
/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	12/09/24